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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

 (Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 210-3200

Date of fiscal year end:

Registrant is making an annual filing for 3 of its series, Evergreen Core Bond Fund, Evergreen Fixed Income Fund II and Evergreen Select High Yield Bond Fund, for the year ended April 30, 2003. These 3 series have a 4/30 fiscal year end. For its remaining series, Registrant is making a semi-annual filing for the six months ended April 30, 2003. These remaining series have a 10/31 fiscal year end.

Date of reporting period:	4/30/2003

Item 1 - Reports to Stockholders.

Evergreen Core Bond Fund

Evergreen

CORE BOND FUND

Annual Report
as of April 30, 2003

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

5	PORTFOLIO MANAGER COMMENTARY

6	FINANCIAL HIGHLIGHTS

11	SCHEDULE OF INVESTMENTS

21	STATEMENT OF ASSETS AND LIABILITIES

22	STATEMENT OF OPERATIONS

23	STATEMENTS OF CHANGES IN NET ASSETS

26	NOTES TO FINANCIAL STATEMENTS

32	INDEPENDENT AUDITORS’ REPORT

33	ADDITIONAL INFORMATION

36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

Dear Evergreen Shareholder,

We are pleased to present the annual report for Evergreen Core Bond Fund, which covers the twelve-month period ended April 30, 2003.

Market analysis

The past twelve months have proven to be an extraordinary period for investors in the financial markets. The uneven domestic recovery and accompanying profit weakness has been compounded by investor concern due to the geopolitical threats of war and terror. In addition, the corporate accounting irregularities have further eroded investor confidence. The result has been a volatile equity market, leading to increased investor attention on asset allocation and risk aversion. Those investors properly allocated within most fixed income securities have been able to generate higher relative returns than those emphasizing single sector or single asset class strategies.

Perhaps the wildest ride for investors has occurred within the U.S. government bond market. After the economy produced larger than expected job growth in the early spring of 2002, the yield on the 10-year Treasury bond surged to 5.4%. As the rumors of the death of higher unemployment proved premature, the yield on the 10-year gradually diminished throughout last summer. Rising unemployment and slower than expected economic growth were joined by fears of war and terror to result in a surge of interest in U.S. Government bonds. This flight to quality was due to the perceived safety of Treasury securities by investors. Indeed, by the end of the third quarter, the yield on the 10-year Treasury fell to 3.6%, which occurred despite the rising federal budget deficit. As economic growth remained slow throughout the second half of last year, dampened by geopolitical threats, the Federal Reserve surprised investors with a larger than expected 50-basis point cut in its target for the Federal Funds rate last November. After temporarily climbing above 4% early in 2003, the 10-year Treasury has once again exceeded last year’s lows.

LETTER TO SHAREHOLDERS continued

Investors in government bonds were not the only beneficiaries of bond market performance within the past year. After a dismal start, the corporate bond market began a steady improvement in the second half of 2002, followed by improved momentum thus far in 2003. The corporate accounting scandals led to many rating downgrades and credibility issues for Corporate America, and bond investors demanded increased premiums to compensate for these risks. After painstaking steps on the part of many corporations to address their operating and credibility problems in late 2002, investors once again began nibbling in corporate bonds and spreads began to narrow by the end of last year. As investors became more comfortable with the strengthening of U.S. balance sheets in 2003, the corporate bond market continued to generate positive gains for investors.

These gains in the corporate fixed income markets were not limited to investment grade securities. The high yield market also enjoyed improved performance in late 2002 and into 2003. After under-performing most other fixed income vehicles in recent years, investors have rallied around the improving prospects for this sector.

Periods of rising defaults have historically been followed by periods of out performance. In addition, these issues tend to be most leveraged to economic recoveries and therefore tend to trade like equities as the economy and the stock market recover. As a result of these fundamental and technical trends, investors in high yield bonds participated in solid gains over the past several months.

While government and corporate bonds have benefited in this environment of low rates, investors in mortgage-backed securities have experienced a challenging period. As interest rates fell, refinancing activity accelerated. Since a drop in rates generally benefits bond investors as prices move higher in response to rate declines, this has a negative effect on mortgage-backed security prices because falling rates typically precede a rise in prepayments. These occur when mortgage holders refinance their existing higher rate mortgage prior to the stated maturity date to obtain lower rates. As a result, the challenge for investors in this market is to focus on securities less likely to be affected by prepayment risk in a declining interest rate environment. As rates begin to increase, these risks should subside.

LETTER TO SHAREHOLDERS continued

Looking ahead, we project a gradual improvement for the U.S. economy for the remainder of 2003 and into next year. The potential for tighter monetary policy next year and further increases in the U.S. federal budget deficit will likely place upward pressure on the yields of U.S. Treasury bonds. Inflation remains mild, which should enable monetary policymakers to keep interest rates steady into next year. In this environment, we believe investors will increase credit risk in an attempt to improve yields for their portfolios. As such, we expect further moderate gains within the corporate market as credit quality improves, highlighted by returns in the close-to-investment-grade high yield market.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis President and Chief Executive Officer Evergreen Investment Company, Inc.	Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

Tattersall Advisory Group

CURRENT INVESTMENT STYLE (2)

PERFORMANCE AND RETURNS (1)

Portfolio inception date: 12/13/1990

Class inception date	Class A 5/11/2001	Class B 5/11/2001	Class C 5/11/2001	Class I 12/13/1990	Class IS 10/2/1997

Average annual return*
1 year with sales charge	4.92%	4.39%	7.27%	N/A	N/A
1 year w/o sales charge	10.20%	9.39%	9.39%	10.48%	10.20%
5 year	6.48%	6.90%	6.99%	7.63%	7.37%
10 year	6.71%	7.07%	6.97%	7.28%	7.15%

*

Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Core Bond Fund Class A shares, (1) versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares had a total return of 10.20% for the 12-month period ended April 30, 2003, excluding any applicable sales charges. During the same period, the Lehman Brothers Aggregate Bond Index returned 10.47%, while the median return among funds in the Lipper Intermediate Investment Grade Debt Funds classification was 9.53%. Lipper is an independent monitor of mutual fund performance.

For most of the 12-month period, the fund was overweighted in the corporate sector, which added positively to returns. Our corporate strategy focused on managing risk, concentrating on liquidity and credit quality and avoiding problem areas. Within the mortgage sector, we started the period favoring lower coupon mortgages and maintained our weightings of prepayment-protected structured mortgage securities. During the first half of the period we were slightly overweighted in the intermediate part of the yield curve, reflecting our positive view of intermediate maturities. As the period progressed, we moved to a more neutral curve strategy, although we remained cautious about the short maturity part of the curve. The sector continues to be impacted by the high level of mortgage refinancings and we expect to stay focused on building a mortgage position that is largely insulated from mortgage refinancing risk.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class IS is based on (1) the performance of Class IS of the fund’s predecessor fund, Tattersall Bond Fund, from 10/2/1997 to 6/4/1999 and (2) Class I of Tattersall Bond Fund from 12/13/1990 to 10/1/1997. Historical performance shown for Class I is based on the performance of Class I of the fund’s predecessor fund, Tattersall Bond Fund. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS, and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2003.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

Class I and IS shares are only available to Institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

All data is as of April 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2003	2002(1)		Year Ended September 30, 2001(2, 3)

Net asset value, beginning of period	$10.53	$10.78		$10.40

Income from investment operations
Net investment income	0.48	0.31		0.17
Net realized and unrealized gains or losses on securities	0.57	(0.13)		0.43

Total from investment operations	1.05	0.18		0.60

Distributions to shareholders from
Net investment income	(0.48)	(0.30)		(0.22)
Net realized gains	(0.11)	(0.13)		0

Total distributions to shareholders	(0.59)	(0.43)		(0.22)

Net asset value, end of period	$10.99	$10.53		$10.78

Total return (4)	10.20%	1.71%		5.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$454,679	$145,264		$98,424
Ratios to average net assets
Expenses (5)	0.70%	0.67	%(6)	0.68	%(6)
Net investment income	4.47%	4.93	%(6)	4.93	%(6)
Portfolio turnover rate	206%	136%		238

(1)

For the seven months ended April 30, 2002. The fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

(2)

For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

(3)

Net investment income per share is based on average shares outstanding during the period.

(4)

Excluding applicable sales charges

(5)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(6)

Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2003	2002(1)		Year Ended September 30, 2001(2,3)

Net asset value, beginning of period	$10.53	$10.78		$10.40

Income from investment operations
Net investment income	0.40	0.26		0.12
Net realized and unrealized gains or losses on securities	0.57	(0.13)		0.45

Total from investment operations	0.97	0.13		0.57

Distributions to shareholders from
Net investment income	(0.40)	(0.25)		(0.19)
Net realized gains	(0.11)	(0.13)		0

Total distributions to shareholders	(0.51)	(0.38)		(0.19)

Net asset value, end of period	$10.99	$10.53		$10.78

Total return (4)	9.39%	1.27%		5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$310,416	$126,191		$40,078
Ratios to average net assets
Expenses (5)	1.44%	1.41	%(6)	1.44	%(6)
Net investment income	3.70%	4.18	%(6)	4.11	%(6)
Portfolio turnover rate	206%	136%		238%

(1)

For the seven months ended April 30, 2002. The fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

(2)

For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

(3)

Net investment income per share is based on average shares outstanding during the period.

(4)

Excluding applicable sales charges

(5)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(6)

Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2003	2002(1)		Year Ended September 30, 2001(2,3)

Net asset value, beginning of period	$10.53	$10.78		$10.40

Income from investment operations
Net investment income	0.40	0.26		0.13
Net realized and unrealized gains or losses on securities	0.57	(0.13)		0.44

Total from investment operations	0.97	0.13		0.57

Distributions to shareholders from
Net investment income	(0.40)	(0.25)		(0.19)
Net realized gains	(0.11)	(0.13)		0

Total distributions to shareholders	(0.51)	(0.38)		(0.19)

Net asset value, end of period	$10.99	$10.53		$10.78

Total return (4)	9.39%	1.27%		5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$151,286	$64,494		$24,695
Ratios to average net assets
Expenses (5)	1.44%	1.41	%(6)	1.43	%(6)
Net investment income	3.70%	4.17	%(6)	4.04	%(6)
Portfolio turnover rate	206%	136%		238%

(1)

For the seven months ended April 30, 2002. The fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

(2)

For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

(3)

Net investment income per share is based on average shares outstanding during the period.

(4)

Excluding applicable sales charges

(5)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(6)

Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended April 30,			Year Ended September 30,

CLASS I	2003	2002(1)		2001	2000	1999(2,3)		Year Ended March 31, 1999(2)

Net asset value, beginning of period	$10.53	$10.78		$10.09	$10.08	$10.39		$10.53

Income from investment operations
Net investment income	0.51	0.32		0.62	0.64	0.30		0.59
Net realized and unrealized gains or losses on securities	0.57	(0.13)		0.70	0	(0.30)		0.09

Total from investment operations	1.08	0.19		1.32	0.64	0		0.68

Distributions to shareholders from
Net investment income	(0.51)	(0.31)		(0.63)	(0.63)	(0.30)		(0.61)
Net realized gains	(0.11)	(0.13)		0	0	(0.01)		(0.21)

Total distributions to shareholders	(0.62)	(0.44)		(0.63)	(0.63)	(0.31)		(0.82)

Net asset value, end of period	$10.99	$10.53		$10.78	$10.09	$10.08		$10.39

Total return	10.48%	1.85%		13.44%	6.60%	0.00%		0.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,544,010	$1,558,013		$1,532,324	$1,283,130	$1,042,781		$109,028
Ratios to average net assets
Expenses(4)	0.44%	0.43	%(5)	0.43%	0.42%	0.40	%(5)	0.50%
Net investment income	4.72%	5.20	%(5)	5.96%	6.45%	5.70	%(5)	5.73%
Portfolio turnover rate	206%	136%		238%	195%	225%		221%

(1)

For the seven months ended April 30, 2002. The fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

(2)

Effective at the close of business on June 4, 1999, Evergreen Core Bond Fund acquired the net assets of the Tattersall Bond Fund. Tattersall Bond Fund was the accounting and performance survivor in this transaction. The above financial highlights for the periods prior to June 7, 1999 are those of the Tattersall Bond Fund, which have been restated to give effect to this transaction.

(3)

For the six months ended September 30, 1999. The fund changed its fiscal year end from March 31 to September 30, effective September 30, 1999.

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended April 30,			Year Ended September 30,

CLASS IS	2003	2002(1)		2001	2000	1999(2,3)		Year Ended March 31, 1999(2)

Net asset value, beginning of period	$10.53	$10.78		$10.09	$10.08	$10.40		$10.54

Income from investment operations
Net investment income	0.48	0.31		0.61	0.61	0.28		0.59
Net realized and unrealized gains or losses on securities	0.57	(0.13)		0.68	0	(0.31)		0.07

Total from investment operations	1.05	0.18		1.29	0.61	(0.03)		0.66

Distributions to shareholders from
Net investment income	(0.48)	(0.30)		(0.60)	(0.60)	(0.28)		(0.59)
Net realized gains	(0.11)	(0.13)		0	0	(0.01)		(0.21)

Total distributions to shareholders	(0.59)	(0.43)		(0.60)	(0.60)	(0.29)		(0.80)

Net asset value, end of period	$10.99	$10.53		$10.78	$10.09	$10.08		$10.40

Total return	10.20%	1.71%		13.16%	6.33%	(0.17%)		(0.01%)

Ratios and supplemental data
Net assets, end of period (thousands)	$53,991	$19,869		$20,456	$22,213	$5,744		$2,721
Ratios to average net assets
Expenses (4)	0.70%	0.68	%(5)	0.68%	0.68%	0.61	%(5)	0.65%
Net investment income	4.48%	4.95	%(5)	5.72%	6.24%	5.49	%(5)	5.59%
Portfolio turnover rate	206%	136%		238%	195%	225%		221%

(1)

For the seven months ended April 30, 2002. The fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

(2)

Effective at the close of business on June 4, 1999, Evergreen Core Bond Fund acquired the net assets of the Tattersall Bond Fund. Tattersall Bond Fund was the accounting and performance survivor in this transaction. The above financial highlights for the periods prior to June 7, 1999 are those of the Tattersall Bond Fund, which have been restated to give effect to this transaction.

(3)

For the six months ended September 30, 1999. The fund changed its fiscal year end from March 31 to September 30, effective September 30, 1999.

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2003	Credit Rating^	Principal Amount	Value

ASSET-BACKED SECURITIES 4.2%
Capital One Master Trust, Ser. 1999-1, Class A, 1.45% 07/16/2007	AAA	$23,500,000	$23,482,373
Chase Credit Card Master Trust, Ser. 1997-1, Class A, 1.40%, 10/15/2006	AAA	19,710,000	19,722,230
Citibank Credit Card Issuance Trust, Ser. 2001, Class C3, 6.65%, 05/15/2008	BBB	17,780,000	19,407,780
Distribution Financial Svcs. Trust, Ser. 1999-2, Class A4, 6.48%, 10/15/2013	AAA	4,572,732	4,624,212
Federal Express Corp. Pass Thru Certs., Ser. 981A, 6.72%, 01/15/2022	A+	8,563,424	9,418,354
First USA Credit Card Master Trust, Ser. 2001-2, Class A, 1. 41%, 11/20/2006	AAA	10,570,000	10,577,601
MBNA Master Credit Card Trust:
Ser. 1996-J, Class A, 1.46%, 02/15/2006	AAA	16,650,000	16,663,513
Ser. 2001, Class C-3, 6.55%, 12/15/2008	BBB	12,635,000	13,659,029
Residential Asset Security Mtge. Pass Thru, Ser. 2001-KS3,
Class AI6, 5.96%, 09/25/2031	AAA	40,500,000	43,582,354
Saxon Asset Securities Trust:
Ser. 1993-3, Class AF4, 7.55%, 10/25/2026	Aaa	10,666,376	10,930,500
Ser. 2000-2, Class AF4, 8.23%, 03/25/2024	AAA	31,106	31,302
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 08/22/2010	AAA	17,680,000	17,957,219

Total Asset-Backed Securities			190,056,467

COLLATERALIZED MORTGAGE OBLIGATIONS 31.1%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2000-C1,
Class A1, 7.325%, 07/15/2008	AAA	7,718,846	8,694,488
FHLMC:
Ser. 83A, Class 3, 11.875%, 06/15/2013	AAA	15,835	16,058
Ser. 2198, Class PG, 7.00%, 12/15/2028	AAA	20,310,387	20,854,118
Ser. 2198, Class PR, 7.00%, 12/15/2028	AAA	24,259,632	24,906,357
Ser. 2309, Class KB, 6.50%, 10/15/2026	AAA	22,050,000	22,252,187
Ser. 2316, Class PB, 6.50%, 09/15/2030	AAA	37,000,000	38,251,980
Ser. 2322, Class UD, 5.75%, 11/15/2025	AAA	11,725,925	11,750,792
Ser. 2328, Class QC, 6.50%, 03/15/2030	AAA	9,986,000	10,431,878
Ser. 2359, Class PB, 6.00%, 11/15/2013	AAA	18,638,594	19,240,773
Ser. 2362, Class PB, 6.50%, 04/15/2017	AAA	16,410,000	17,012,306
Ser. 2367, Class BC, 6.00%, 04/15/2016	AAA	30,981,504	32,320,106
Ser. 2369, Class ZH, 6.50%, 04/15/2030	AAA	23,993,183	25,139,582
Ser. 2394, Class MB, 6.00%, 01/15/2015	AAA	30,220,000	31,678,166
Ser. 2403, Class VM, 7.00%, 07/15/2016	AAA	24,573,000	25,384,742
Ser. 2416, Class PC, 6.00%, 09/15/2014	AAA	7,170,000	7,484,968
Ser. 2419, Class DW, 5.50%, 08/15/2011	AAA	8,460,000	8,796,696
Ser. 2427, Class EB, 6.00%, 06/15/2016	AAA	46,903,700	49,039,066
Ser. 2428, Class EC, 6.00%, 03/15/2015	AAA	19,325,000	20,303,887
Ser. 2458, Class OD, 6.00%, 04/15/2016	AAA	18,035,000	19,144,665
Ser. 2473, Class VJ, 6.50%, 04/15/2013	AAA	35,998,492	36,652,761
Ser. 2619, Class YL, 4.50%, 05/01/2030[ ]	AAA	26,663,123	26,084,533
Ser. T-54, Class 3-A, 7.00%, 02/25/2043[ ]	AAA	36,150,126	39,256,778

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003	Credit Rating^	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA:
Ser. 2000-13, Class PB, 7.50%, 04/25/2030	AAA	$15,000,000	$16,248,786
Ser. 2001-16, Class XN, 5.50%, 05/25/2012	AAA	8,490,000	8,736,140
Ser. 2001-36, Class D, 6.50%, 05/25/2028	AAA	34,954,257	35,558,865
Ser. 2001-52, Class EL, 6.50%, 03/25/2025	AAA	35,790,567	36,023,610
Ser. 2001-54, Class PC, 6.00%, 10/25/2015	AAA	28,331,712	29,992,310
Ser. 2001-TB, Class A1, 7.50%, 07/25/2041	AAA	2,835,940	3,114,231
Ser. 2002-16, Class PC, 5.75%, 11/25/2012	AAA	18,790,000	19,436,588
Ser. 2002-26, Class A2, 7.50%, 01/25/2048	AAA	20,373,134	22,372,350
Ser. 2002-27, Class QC, 6.00%, 04/25/2032	AAA	15,489,100	16,218,056
Ser. 2002-36, Class GC, 6.50%, 08/25/2027	AAA	11,067,390	11,359,547
Ser. 2002-58, Class HC, 5.50%, 09/25/2017	AAA	37,950,000	40,007,440
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	AAA	5,677,151	6,234,250
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042[ ]	AAA	31,878,281	34,020,103
Ser. 2002-T18, Class A3, 7.00%, 08/25/2042	AAA	13,841,366	15,004,982
Ser. 2002-T18, Class A4, 7.50%, 08/25/2042	AAA	38,896,414	42,713,319
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	AAA	17,583,107	18,737,051
Ser. 2002-T19, Class A2, 7.00%, 07/25/2042[ ]	AAA	38,342,574	41,565,957
Ser. 2002-W8, Class A3, 7.50%, 06/25/2042	AAA	31,575,715	34,674,240
Ser. 2003-18, Class A1, 6.50%, 12/25/2042	AAA	25,656,463	27,204,417
Ser. 2003-W1, Class 1A1, 6.50%, 12/25/2042	AAA	41,286,752	43,996,318
Ser. 2003-W3, Class 1A1, 6.50%, 08/25/2042[ ]	AAA	71,629,819	76,330,741
Ser. 2003-W3, Class 1A2, 7.00%, 08/25/2042[ ]	AAA	34,370,424	37,324,132
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032[ ]	AAA	49,430,000	52,751,078
Ser. 2111, Class TC, 6.00%, 10/15/2010	AAA	6,430,671	6,501,776
Ford Credit Trust, Ser.2001-1, Class A, 1.40%, 07/17/2006	AAA	19,845,000	19,862,142
GMAC Comml. Mtge. Securities, Inc., Ser. 1999-C1, Class A2, 6.18%, 05/15/2033	AAA	27,875,000	31,198,419
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	AAA	16,660,438	18,731,050
Ser. 2000-C5, Class A1, 6.41%, 01/15/2010	AAA	8,910,616	9,823,374
Lehman Brothers Comml. Conduit Mtge. Trust, Ser. 1998-C4, Class A1B, 6.21%, 10/15/2035	AAA	26,500,000	29,525,372
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	A-	6,265,000	7,373,147
Morgan Stanley Capital I:
Ser. 1997-Xl1, Class A2, 6.88%, 10/03/2030	AAA	31,830,000	35,860,187
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	AAA	11,144,000	12,108,154
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	AAA	38,250,000	42,904,643
Morgan Stanley Dean Witter Capital I, Ser. 2002-IQ2, Class A3, 5.52%, 12/15/2035	AAA	6,450,000	6,992,301
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	AAA	6,475,000	6,987,827
Ser. 2002-RZ3, Class A2, 3.08%, 08/25/2026	AAA	10,595,000	10,679,432
Salomon Brothers Mtge. Securities V, Ser.1985-1, Class Z, 10.25%, 04/01/2016[ ]+	AAA	1,891	1,891

Total Collateralized Mortgage Obligations			1,402,871,113

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003	Credit Rating^	Principal Amount	Value

CORPORATE BONDS 26.2%
CONSUMER DISCRETIONARY 4.2%
Auto Components 0.3%
Delphi Automotive Systems Corp., 6.125%, 05/01/2004	BBB	$14,180,000	$14,557,344

Automobiles 1.5%
DaimlerChrysler Holdings Corp., 7.30%, 01/15/2012	BBB+	16,550,000	18,848,878
Ford Motor Co.:
5.80%, 01/12/2009	BBB	11,475,000	10,935,847
6.375%, 02/01/2029	BBB	23,330,000	18,613,397
General Motors Corp., 7.20%, 01/15/2011	BBB	17,605,000	18,076,708

			66,474,830

Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp., 6.375%, 01/08/2028	A+	8,250,000	8,783,033

Media 0.7%
AOL Time Warner, Inc., 7.625%, 04/15/2031	BBB+	14,500,000	16,049,339
Comcast Cable Communications Corp., 6.20%, 11/15/2008	BBB	10,000,000	11,035,400
Time Warner, Inc., 8.18%, 08/15/2007	BBB+	5,000,000	5,700,295

			32,785,034

Multi-line Retail 1.5%
May Department Stores Co.:
7.45%, 09/15/2011	A	70,000	80,404
8.75%, 05/15/2029	A	8,080,000	10,340,784
Target Corp.:
5.875%, 11/01/2008	A+	3,750,000	4,231,717
6.35%, 11/01/2032	A+	24,000,000	26,196,600
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	AA	21,120,000	25,041,921

			65,891,426

CONSUMER STAPLES 0.5%
Beverages 0.2%
Coca Cola Enterprises, Inc., 6.95%, 11/15/2026	A	8,500,000	9,873,124
Pepsi Bottling Group, Inc., 5.625%, 02/17/2009 144A	A	100,000	111,010

			9,984,134

Food & Drug Retailing 0.3%
Safeway, Inc., 6.50%, 11/15/2008	BBB	10,000,000	11,181,020

Personal Products 0.0%
Avon Products, Inc., 6.90%, 11/15/2004	A	2,000,000	2,141,336

ENERGY 1.0%
Energy Equipment & Services 0.4%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	BBB+	17,535,000	20,688,968

Oil & Gas 0.6%
Conoco Funding Co., 5.45%, 10/15/2006	A-	24,650,000	26,916,913

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003	Credit Rating^	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 15.6%
Banks 3.7%
Bank of New York, Inc.:
3.75%, 02/15/2008	AA-	$18,000,000	$18,389,412
4.14%, 08/02/2007	AA	16,625,000	17,518,062
Bankers Trust Corp., 7.375%, 05/01/2008	A	1,880,000	2,174,793
Bankunited FSB, 5.40%, 02/02/2004	AAA	5,000,000	5,152,970
Key Bank, 7.00%, 02/01/2011	A-	1,000,000	1,169,205
National City Corp.:
5.75%, 02/01/2009	A-	2,000,000	2,240,046
6.875%, 05/15/2019	A-	9,945,000	11,528,264
NationsBank Corp., 6.875%, 02/15/2005	A	11,300,000	12,285,552
PNC Funding Corp.:
6.125%, 09/01/2003	BBB+	5,475,000	5,559,983
6.125%, 02/15/2009	BBB+	10,365,000	11,444,173
7.50%, 11/01/2009	BBB+	11,390,000	13,639,923
PNC Institutional Capital Trust, Ser. A, 7.95%, 12/15/2026 144A	BBB+	105,000	118,438
SunTrust Bank, Inc.:
6.00%, 02/15/2026	A	19,950,000	21,646,508
6.00%, 01/15/2028	A+	4,825,000	5,269,788
Washington Mutual, Inc.:
5.625%, 01/15/2007	BBB+	3,500,000	3,824,019
6.875%, 06/15/2011	BBB+	7,305,000	8,436,413
7.50%, 08/15/2006	BBB+	10,780,000	12,373,748
Wells Fargo & Co., 6.875%, 04/01/2006	A	11,975,000	13,563,628

			166,334,925

Diversified Financials 8.9%
Alliance Capital Management LP, 5.625%, 08/15/2006	A+	23,665,000	25,666,609
Bear Stearns, Inc., 6.15%, 03/02/2004	A	2,050,000	2,129,444
Boeing Capital Corp., 6.10%, 03/01/2011	A+	9,070,000	9,556,959
Caterpillar Financial Services Corp., 4.69%, 04/25/2005	A+	12,500,000	13,108,350
Citigroup, Inc.:
3.50%, 02/01/2008	AA-	10,000,000	10,110,560
6.75%, 12/01/2005	AA-	3,250,000	3,618,875
Commercial Credit Group, Inc., 7.375%, 04/15/2005	AA-	2,500,000	2,755,565
First Security Corp., 7.00%, 07/15/2005	A	14,000,000	15,478,624
Ford Motor Credit Co., 7.375%, 10/28/2009	BBB	18,700,000	19,130,119
General Electric Capital Corp.:
5.00%, 06/15/2007	AAA	13,350,000	14,388,323
8.85%, 04/01/2005	AAA	2,500,000	2,821,450
GMAC:
5.85%, 01/14/2009	BBB	4,515,000	4,531,692
6.875%, 09/15/2011	BBB	28,895,000	29,473,015

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003	Credit Rating^	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financials continued
Goldman Sachs & Co., Inc., 7.35%, 10/01/2009	A+	$3,115,000	$3,657,029
Household Finance Corp.:
5.875%, 09/25/2004	A	225,000	237,427
6.40%, 06/17/2008	A	6,000,000	6,738,138
6.50%, 11/15/2008	A	11,880,000	13,267,881
6.75%, 05/15/2011	A	8,500,000	9,592,632
7.20%, 07/15/2006	A	12,070,000	13,743,578
International Lease Finance Corp.:
4.00%, 01/17/2006	AA-	7,000,000	7,109,445
5.12%, 06/01/2005	AA-	8,480,000	8,837,763
5.54%, 03/21/2005	AA-	2,700,000	2,828,730
5.95%, 06/06/2005	AA-	17,035,000	18,038,992
JP Morgan Chase & Co., 5.35%, 03/01/2007	A+	5,000,000	5,429,430
Legg Mason, Inc., 6.75%, 07/02/2008	BBB	1,070,000	1,198,727
Merrill Lynch & Co., Inc.:
2.47%, 03/10/2006	A+	7,750,000	7,759,548
5.36%, 02/01/2007	A+	13,900,000	14,931,672
Morgan Stanley Co., Inc.:
3.625%, 04/01/2008	A+	8,000,000	8,073,736
6.10%, 04/15/2006	A+	21,860,000	23,998,345
Nationwide Life Global Funding I, 5.35%, 02/15/2007 144A	AA-	10,000,000	10,597,330
Norwest Financial, Inc., 6.625%, 07/15/2004	A+	1,750,000	1,855,861
Sears Roebuck Acceptance Corp., 7.00%, 02/01/2011	BBB+	15,210,000	15,857,848
Sprint Capital Corp.:
5.875%, 05/01/2004	BBB-	10,450,000	10,737,375
6.125%, 11/15/2008	BBB-	8,000,000	8,200,000
6.875%, 11/15/2028	BBB-	17,725,000	16,484,250
7.625%, 01/30/2011	BBB-	6,225,000	6,723,000
Texaco Capital, Inc.:
5.50%, 01/15/2009	AA	5,125,000	5,623,452
9.75%, 03/15/2020	AA	5,000,000	7,284,200
USAA Capital Corp., 5.591%, 12/20/2006 144A	AAA	18,000,000	19,664,766
Verizon Global Funding Corp., 6.75%, 12/01/2005	A+	75,000	83,553

			401,324,293

Insurance 1.5%
American General Finance Corp.:
4.50%, 11/15/2007	A+	13,000,000	13,595,608
5.75%, 03/15/2007	A+	10,000,000	10,902,910
5.875%, 07/14/2006	A+	19,750,000	21,528,053
5.91%, 06/12/2006	A+	2,000,000	2,175,178
6.10%, 05/22/2006	A+	1,730,000	1,891,070

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003	Credit Rating^	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance continued
Hartford Life, Inc., 7.10%, 06/15/2007	A-	$2,000,000	$2,238,498
Metropolitan Life Insurance Co., 7.00%, 11/01/2005 144A	A+	1,100,000	1,220,947
Travelers Property Casualty Corp., 5.00%, 03/15/2013 144A	A-	15,000,000	15,304,830

			68,857,094

Real Estate 1.5%
AvalonBay Communities, Inc., 6.625%, 01/15/2005 REIT	BBB+	6,545,000	7,039,050
Duke Realty LP, 7.05%, 03/01/2006 REIT	BBB+	3,570,000	3,835,083
Duke Weeks Realty, Ltd., 7.75%, 11/15/2009 REIT	BBB+	7,660,000	9,036,617
EOP Operating LP:
6.80%, 01/15/2009	BBB+	9,100,000	10,263,126
7.00%, 07/15/2011	BBB+	1,010,000	1,150,513
7.75%, 11/15/2007	BBB+	9,000,000	10,426,644
ERP Operating LP, 6.63%, 04/13/2005 REIT	BBB+	20,495,000	21,723,634
Simon Property Group, Inc., 6.875%, 10/27/2005 REIT	BBB	2,350,000	2,566,898

			66,041,565

HEALTH CARE 0.2%
Pharmaceuticals 0.2%
Wyeth, 6.25%, 03/15/2006	A	9,250,000	10,233,469

INDUSTRIALS 1.3%
Aerospace & Defense 0.4%
Honeywell International, Inc., 6.875%, 10/03/2005	A	4,201,000	4,651,188
United Technologies Corp., 7.00%, 09/15/2006	A+	9,265,000	10,548,295

			15,199,483

Air Freight & Couriers 0.2%
United Parcel Services, Inc.8.375%, 04/01/2030	AAA	6,525,000	8,773,948

Machinery 0.2%
Ingersoll Rand Co., 6.25%, 05/15/2006	BBB+	9,550,000	10,539,934

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.:
6.75%, 03/15/2029	BBB+	8,470,000	9,328,113
7.125%, 12/15/2010	BBB+	6,800,000	8,015,296
8.625%, 11/01/2004	BBB+	5,130,000	5,546,612

			22,890,021

MATERIALS 0.7%
Chemicals 0.0%
Dow Chemical Co., 8.625%, 04/01/2006	A-	1,164,000	1,318,144

Metals & Mining 0.3%
Alcoa, Inc.:
5.875%, 06/01/2006	A	85,000	93,441
6.50%, 06/01/2011	A	11,365,000	12,942,428

			13,035,869

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003	Credit Rating^	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 0.4%
Weyerhaeuser Co., 7.375%, 03/15/2032	BBB	$14,375,000	$16,451,109

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.1%
Bellsouth Corp.:
5.00%, 10/15/2006	A+	6,300,000	6,774,308
6.375%, 06/01/2028	A+	10,405,000	11,338,443
Navistar International Corp., Ser. B, 9.375%, 06/01/2006	BB-	4,000,000	4,290,000
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	A+	9,500,000	11,974,256
SBC Communications, Inc., 5.875%, 02/01/2012	AA-	8,000,000	8,788,144
Verizon, Inc., 5.875%, 01/17/2012	A+	4,800,000	5,253,091

			48,418,242

Wireless Telecommunications Services 0.3%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	BBB	12,075,000	14,225,968

UTILITIES 1.3%
Electric Utilities 0.9%
Carolina Power & Light Co., 6.50%, 07/15/2012	BBB+	15,900,000	18,034,464
Dominion Resources, Inc.:
7.625%, 07/15/2005	BBB+	4,075,000	4,529,142
Ser. C, 7.60%, 07/15/2003	BBB+	250,000	252,833
Georgia Power Co., Ser. G, 6.20%, 02/01/2006	A	3,250,000	3,580,827
Progress Energy, Inc., 7.75%, 03/01/2031	BBB	10,000,000	12,245,200

			38,642,466

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	BBB+	16,875,000	19,416,831

Total Corporate Bonds			1,181,107,399

MORTGAGE-BACKED SECURITIES 19.1%
FFCB, 5.73%, 07/28/2003	AAA	1,700,000	1,718,841
FHLB, 5.72%, 08/25/2003	AAA	2,000,000	2,028,988
FHLMC:
5.25%, 02/15/2004	AAA	1,000,000	1,032,083
5.50%, TBA # ±±	AAA	136,490,000	140,102,666
6.00%, 04/01/2016-05/01/2017	AAA	20,212,823	21,127,901
6.375%, 11/15/2003	AAA	1,000,000	1,028,451
6.50%, 08/01/2013-12/01/2032	AAA	66,917,490	69,906,525
6.625%, 09/15/2009	AAA	5,000,000	5,896,230
6.75%, 03/15/2031	AAA	2,000,000	2,451,712
7.00%, 02/01/2015	AAA	679,280	726,481
FNMA:
5.25%, 01/15/2009	AAA	4,000,000	4,405,104
5.50%, 03/15/2011-04/01/2018	AAA	29,929,598	31,298,893
5.57%, 01/01/2006	AAA	5,369,850	5,708,856
5.67%, 09/01/2006	AAA	3,922,688	4,222,347
5.76%, 07/01/2006	AAA	5,051,258	5,436,932

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003	Credit Rating^	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
5.81%, 01/01/2009	AAA	$9,982,390	$10,993,443
5.86%, 04/01/2009	AAA	110,241	121,196
5.96%, 12/01/2008	AAA	4,995,436	5,503,340
5.98%, 12/01/2008	AAA	3,886,013	4,284,598
6.00%, 04/01/2013-04/01/2017	AAA	46,949,441	49,256,115
6.03%, 06/01/2006	AAA	9,923,848	10,947,019
6.08%, 04/01/2005	AAA	4,574,988	4,818,324
6.10%, 03/01/2008	AAA	3,277,700	3,636,153
6.125%, 05/01/2009	AAA	4,300,319	4,803,826
6.13%, 04/01/2009	AAA	37,385	41,699
6.14%, 04/01/2009	AAA	3,472,930	3,878,713
6.19%, 02/01/2006	AAA	1,245,008	1,345,068
6.20%, 09/01/2008	AAA	945,348	1,054,856
6.21%, 04/01/2005	AAA	8,458,582	8,924,016
6.24%, 08/01/2008	AAA	5,192,624	5,797,139
6.26%, 06/01/2009	AAA	5,556,874	6,232,325
6.29%, 04/01/2008	AAA	2,845,697	3,180,286
6.30%, 08/01/2008	AAA	2,406,989	2,666,080
6.31%, 03/01/2008	AAA	1,503,590	1,680,590
6.32%, 01/01/2006-04/01/2009	AAA	13,274,153	14,498,130
6.37%, 06/01/2006-04/01/2009	AAA	4,499,599	5,102,666
6.42%, 02/01/2011	AAA	146,765	167,973
6.46%, 04/01/2006	AAA	620,193	676,869
6.50%, 06/01/2009-07/01/2032	AAA	185,659,692	194,078,739
6.54%, 12/01/2007	AAA	60,943	68,440
6.55%, 09/01/2004	AAA	178,009	184,673
6.61%, 02/01/2007	AAA	6,307,133	7,017,398
6.625%, 09/15/2009	AAA	4,905,000	5,771,512
6.65%, 12/01/2007	AAA	9,902,708	11,162,414
6.70%, 11/01/2007	AAA	517,393	583,659
6.77%, 08/01/2004	AAA	169,047	175,092
6.80%, 01/01/2008	AAA	5,397,927	6,080,572
6.81%, 12/01/2006	AAA	51,216	57,131
6.87%, 05/01/2006	AAA	1,395,355	1,537,330
6.90%, 04/01/2006	AAA	6,009,007	6,616,676
6.94%, 04/01/2004	AAA	4,216,864	4,309,046
6.96%, 12/01/2010	AAA	53,842	63,210
7.00%, 08/01/2028-06/01/2032	AAA	1,535,154	1,622,805
7.02%, 12/01/2010	AAA	78,437	91,321
7.03%, 12/01/2006	AAA	7,685,000	8,603,652
7.09%, 10/01/2007	AAA	4,724,364	5,360,217
7.10%, 12/01/2006	AAA	3,410,897	3,828,792
7.12%, 11/01/2006	AAA	5,073,318	5,682,222
7.13%, 11/01/2006-12/01/2010	AAA	16,598,852	19,064,887
7.16%, 01/01/2010	AAA	2,564,210	2,987,122
7.20%, 01/01/2010-06/01/2020	AAA	20,954,405	24,151,335
7.23%, 10/01/2003	AAA	98,178	98,453

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003	Credit Rating^	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
7.24%, 11/01/2006	AAA	$4,449,100	$4,992,432
7.28%, 10/01/2003	AAA	134,649	135,033
7.30%, 11/01/2006	AAA	6,727,702	7,557,258
7.34%, 11/01/2007	AAA	137,391	155,996
7.375%, 08/01/2006	AAA	57,314	64,207
7.44%, 07/01/2009	AAA	15,750,000	17,934,826
7.48%, 10/01/2006	AAA	131,284	148,230
7.50%, 02/01/2012-12/01/2030	AAA	38,934,325	41,618,893
7.74%, 06/01/2007	AAA	5,127,307	5,904,742
7.78%, 04/01/2010[ ]	AAA	6,780,319	8,114,008
7.79%, 06/01/2010	AAA	9,408,572	11,335,987
8.66%, 01/01/2005	AAA	611,537	655,352
GNMA:
6.00%, 05/15/2009	AAA	520,844	552,194
6.50%, 05/15/2009	AAA	388,315	415,365
7.00%, 03/20/2032	AAA	1,361,663	1,438,321
7.75%, 07/15/2020-08/15/2021	AAA	3,325,424	3,614,213
8.25%, 07/15/2008-05/15/2020	AAA	1,979,000	2,179,841
8.30%, 06/15/2019	AAA	62,971	69,386
11.50%, 05/15/2013-06/15/2013	AAA	16,289	19,131

Total Mortgage-Backed Securities			862,804,547

U.S. TREASURY OBLIGATIONS 11.5%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ##	AAA	285,720,000	330,140,603
U.S. Treasury Notes:
4.625%, 05/15/2006	AAA	27,010,000	29,102,222
4.75%, 02/15/2004	AAA	12,500,000	12,859,387
5.00%, 08/15/2011	AAA	134,095,000	146,875,997

Total U.S. Treasury Obligations			518,978,209

YANKEE OBLIGATIONS-CORPORATE 0.2%
MATERIALS 0.0%
Metals & Mining 0.0%
Bulong Operations Property, Ltd 12.50%, 12/15/2008 ·+[ ]	NA	250,000	6,250

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunications Services 0.2%
Vodafone Group Plc, 7.75%, 02/15/2010	A	7,380,000	8,931,099

Total Yankee Obligations-Corporate			8,937,349

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003	Shares	Value

MUTUAL FUND SHARES 0.6%
Blackrock North American Government Income Trust	973,000	$10,868,410
Hyperion 2005 Investment Grade Opportunity Term Trust	145,600	1,431,248
MFS Government Markets Income Trust	842,800	5,798,464
TCW / DW Term Trust 2003	899,000	9,547,380

Total Mutual Fund Shares		27,645,502

COMMON STOCKS 0.0%
MATERIALS 0.0%
Metals & Mining 0.0%
Bulong Operations Property, Ltd.*[ ]	4,444,854	0

SHORT-TERM INVESTMENTS 10.0%
MUTUAL FUND SHARES 10.0%
Evergreen Institutional Money Market Fund ø ±	452,754,120	452,754,120
Total Investments (cost $4,467,721,220) 102.9%		4,645,154,706
Other Assets and Liabilities (2.9%)		(130,773,048)

Net Assets 100.0%		$4,514,381,658

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933,as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

^

Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

ø

Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.

[   ]

No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

±

All or a portion of the principal amount of this security was pledged as collateral for open mortgage dollar roll agreements.

±±

Security acquired under mortgage dollar roll agreement.

#

When-issued security.

##

All or a portion of this security has been segregated for when-issued securities.

·

Security which has defaulted on payment of interest and/or principal and on which the fund has stopped accruing interest income.

+

Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based upon its fair value determined under procedures approved by the Board of Trustees.

*

Non-income producing security

Summary of Abbreviations:

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003

Assets
Identified cost of securities	$4,467,721,220
Net unrealized gains on securities	177,433,486

Market value of securities	4,645,154,706
Receivable for securities sold	101,300,485
Receivable for Fund shares sold	5,653,155
Interest and dividends receivable	35,752,148
Prepaid expenses and other assets	217,728

Total assets	4,788,078,222

Liabilities
Dividends payable	9,873,744
Payable for securities purchased	151,457,223
Payable for Fund shares redeemed	3,622,239
Payable for open mortgage dollar rolls	108,135,399
Advisory fee payable	29,136
Distribution Plan expenses payable	5,029
Due to other related parties	12,314
Accrued expenses and other liabilities	561,480

Total liabilities	273,696,564

Net assets	$4,514,381,658

Net assets represented by
Paid-in capital	$4,321,707,112
Undistributed net investment income	2,448,288
Accumulated net realized gains on securities	12,792,772
Net unrealized gains on securities	177,433,486

Total net assets	$4,514,381,658

Net assets consists of
Class A	454,679,186
Class B	310,415,799
Class C	151,285,577
Class I	3,544,009,792
Class IS	53,991,304

Total net assets	$4,514,381,658

Shares outstanding
Class A	41,370,935
Class B	28,244,179
Class C	13,765,378
Class I	322,469,690
Class IS	4,912,741

Net asset value per share
Class A	$10.99
Class A—Offering price (based on sales charge of 4.75%)	$11.54
Class B	$10.99
Class C	$10.99
Class C—Offering price (based on sales charge of 1.00%)	$11.10
Class I	$10.99
Class IS	$10.99

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2003

Investment income
Interest	$202,821,680
Dividends	2,008,001

Total investment income	204,829,681

Expenses
Advisory fee	12,691,699
Distribution Plan expenses
Class A	890,897
Class B	2,340,036
Class C	1,140,029
Class IS	117,801
Administrative services fee	3,966,156
Transfer agent fees	1,881,062
Trustees’ fees and expenses	55,330
Printing and postage expenses	106,605
Custodian fee	1,031,052
Registration and filing fees	248,852
Professional fees	35,625
Other	110,955

Total expenses	24,616,099
Less: Expense reductions	(16,754)
Fee waivers and expense reimbursements	(2,532,578)

Net expenses	22,066,767

Net investment income	182,762,914

Net realized and unrealized gains or losses on securities
Net realized gains on securities	81,875,310
Net change in unrealized gains or losses on securities	128,802,605

Net realized and unrealized gains or losses on securities	210,677,915

Net increase in net assets resulting from operations	$393,440,829

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2003		2002(a)

Operations
Net investment income		$182,762,914		$53,529,985
Net realized gains on securities		81,875,310		8,864,765
Net change in unrealized gains or losses on securities		128,802,605		(29,606,072)

Net increase in net assets resulting from operations		393,440,829		32,788,678

Distributions to shareholders from
Net investment income
Class A		(15,404,300)		(3,513,389)
Class B		(8,590,061)		(1,981,179)
Class C		(4,182,363)		(1,074,447)
Class I		(151,634,481)		(45,343,772)
Class IS		(2,095,495)		(580,262)
Net realized gains
Class A		(4,002,022)		(1,400,272)
Class B		(2,574,403)		(896,252)
Class C		(1,253,779)		(498,348)
Class I		(33,854,741)		(18,596,022)
Class IS		(532,831)		(245,876)

Total distributions to shareholders		(224,124,476)		(74,129,819)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	31,574,617	341,513,167	7,794,269	83,196,116
Class B	17,876,884	192,739,563	8,927,371	93,656,631
Class C	9,075,661	97,952,091	4,194,292	44,534,685
Class I	83,390,908	901,027,499	24,761,949	262,164,478
Class IS	2,660,734	28,786,329	537,315	5,692,126

		1,562,018,649		489,244,036

Net asset value of shares issued in reinvestment of distributions
Class A	1,353,198	14,650,979	341,451	3,597,607
Class B	839,009	9,078,659	227,350	2,392,101
Class C	369,304	3,995,718	112,314	1,181,422
Class I	6,865,701	74,111,549	3,158,313	33,176,220
Class IS	177,858	1,924,442	62,830	661,859

		103,761,347		41,009,209

Automatic conversion of Class B shares to Class A shares
Class A	382,616	4,145,741	56,831	593,404
Class B	(382,616)	(4,145,741)	(56,831)	(593,404)

		0		0

Payment for shares redeemed
Class A	(15,844,482)	(171,371,918)	(3,530,003)	(37,332,745)
Class B	(3,634,391)	(39,316,497)	(832,392)	(8,300,322)
Class C	(2,363,298)	(25,570,557)	(473,006)	(4,976,902)
Class I	(78,620,717)	(849,862,799)	(22,143,211)	(233,970,874)
Class IS	(2,059,954)	(22,289,381)	(611,194)	(6,476,513)

		(1,108,411,152)		(291,057,356)

(a)

For the seven months ended April 30, 2002.The fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended April 30,

	2003		2002(a)

	Shares		Shares

Capital share transactions continued
Net asset value of shares issued in acquisitions
Class A	10,109,793	$106,819,514	0	$0
Class B	1,561,004	16,492,718	0	0
Class C	558,651	5,902,353	0	0
Class I	162,874,136	1,720,908,694	0	0
Class IS	2,247,101	23,741,795	0	0

		1,873,865,074		0

Net increase in net assets resulting from capital share transactions		2,431,233,918		239,195,889

Total increase in net assets		2,600,550,271		197,854,748
Net assets
Beginning of period		1,913,831,387		1,715,976,639

End of period		$4,514,381,658		$1,913,831,387

Undistributed net investment income		$2,448,288		$573,678

(a)

For the seven months ended April 30, 2002. The fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

Year Ended September 30, 2001

Operations
Net investment income	$85,960,694
Net realized gains on securities	46,349,521
Net change in unrealized gains or losses on securities	50,724,824

Net increase in net assets resulting from operations	183,035,039

Distributions to shareholders from
Net investment income
Class A	(925,203)
Class B	(158,750)
Class C	(122,421)
Class I	(84,186,313)
Class IS	(1,262,090)

Total distributions to shareholders	(86,654,777)

	Shares

Capital share transactions
Proceeds from shares sold
Class A	9,226,035	97,495,860
Class B	3,746,699	39,964,795
Class C	2,295,722	24,421,968
Class I	42,500,694	443,472,945
Class IS	1,424,087	14,906,130

		620,261,698

Net asset value of shares issued in reinvestment of distributions
Class A	63,019	675,347
Class B	11,096	119,110
Class C	7,098	76,208
Class I	2,242,944	23,499,104
Class IS	76,808	805,292

		25,175,061

Payment for shares redeemed
Class A	(156,409)	(1,670,944)
Class B	(39,004)	(416,656)
Class C	(11,360)	(121,555)
Class I	(29,677,837)	(310,262,125)
Class IS	(1,803,463)	(18,711,845)

		(331,183,125)

Net increase in net assets resulting from capital share transactions		314,253,634

Total increase in net assets		410,633,896
Net assets
Beginning of period		1,305,342,743
End of period		$1,715,976,639

Undistributed net investment income		$332,118

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Evergreen Core Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price reported on the national securities exchange, where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS continued

3.   ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of April 30, 2003 were $1,247,301. During the year ended April 30, 2003, the investment advisor waived its fees and reimbursed expenses relating to Class A shares in the amount of $2,518,584 and $13,994, respectively, which represents 0.06% and 0.00%, respectively, of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4.   DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares and 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5.  ACQUISITIONS

Effective on the close of business on June 7, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Fixed Income Fund, Evergreen Intermediate Term Bond Fund and Evergreen Income Plus Fund in an exchange of shares for Class A, Class B, Class C, Class I and/or Class IS shares of the Fund.

NOTES TO FINANCIAL STATEMENTS continued

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, number of shares issued, and unrealized appreciation acquired were as follows:

Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued	Unrealized Appreciation

Wachovia Fixed	$509,841,830	1,670,598 Class A	$7,657,744
Income Fund		99,854 Class B
		7,487 Class C
		46,475,601 Class I
Evergreen	144,057,021	8,439,195 Class A	841,000
Intermediate Term		1,461,150 Class B
Bond Fund		551,164 Class C
		3,182,862 Class I
Evergreen Income	1,219,966,223	113,215,673 Class I	12,771,617
Plus Fund		2,247,101 Class IS

The aggregate net assets of the Fund immediately after the acquisition were $3,855,761,754.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2003:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$7,475,941,075	$929,419,609	$6,677,976,612	$927,588,636

During the period ended April 30, 2003, the Fund entered into dollar roll transactions. At April 30, 2003, the Fund had the following dollar roll agreements outstanding:

Dollar Roll Amount	Counterparty	Settlement Date

$ 49,694,936	UBS Paine Webber	5/14/2003
14,287,871	Morgan Stanley	5/14/2003
40,993,070	Salomon Brothers	5/14/2003
3,639,699	CS First Boston	5/14/2003

During the year ended April 30, 2003, the Fund earned $8,449,012 on dollar roll transactions, which is included in interest income.

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $4,471,079,967. The gross unrealized appreciation and depreciation on securities based on tax cost was $179,359,139 and $5,284,400, respectively, with a net unrealized appreciation of $174,074,739.

NOTES TO FINANCIAL STATEMENTS continued

As of April 30, 2003, the Fund had $20,655,364 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009

$1,605,825	$ 6,633,609	$8,408,226	$4,007,704

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended April 30, 2003 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2003, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Unrealized Appreciation	Capital Loss Carryover

$19,142,681	$ 20,112,490	$174,074,739	$20,655,364

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and mortgage dollar rolls. In addition, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended April 30,

	2003	2002

Ordinary Income	$224,124,476	$58,708,581
Long-term Capital Gain	0	15,421,238

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $16,754, which represents 0.00% of its average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

10.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended April 30, 2003, the Fund had no borrowings under this agreement.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholders of
Evergreen Select Fixed Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Core Bond Fund, a series of Evergreen Select Fixed Income Trust, as of April 30, 2003, and the related statement of operations for the year ended and statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Core Bond Fund as of April 30, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts June 6, 2003

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 0.89% of ordinary income dividends paid during the fiscal year ended April 30, 2003 qualified for the dividends received deduction.

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TRUSTEES AND OFFICERS

TRUSTEES (1)
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice);Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI-STEEL–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc.(executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co.(paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc .(executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

William M. Ennis(3) President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt(5) Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998

Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft(5) Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

(5)

The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566664 6/2003

Evergreen Investments(SM)

            MUTUAL FUNDS

Evergreen Fixed Income Fund II

Evergreen

FIXED INCOME FUND II

Annual Report
as of April 30, 2003

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

5	PORTFOLIO MANAGER COMMENTARY

6	FINANCIAL HIGHLIGHTS

8	SCHEDULE OF INVESTMENTS

11	STATEMENT OF ASSETS AND LIABILITIES

12	STATEMENT OF OPERATIONS

13	STATEMENTS OF CHANGES IN NET ASSETS

15	NOTES TO FINANCIAL STATEMENTS

19	INDEPENDENT AUDITORS’ REPORT

20	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

Dear Evergreen Shareholder,

We are pleased to present the annual report for Evergreen Fixed Income Fund II, which covers the twelve-month period ended April 30, 2003.

Market analysis

The past twelve months have proven to be an extraordinary period for investors in the financial markets. The uneven domestic recovery and accompanying profit weakness has been compounded by investor concern due to the geopolitical threats of war and terror. In addition, the corporate accounting irregularities have further eroded investor confidence. The result has been a volatile equity market, leading to increased investor attention on asset allocation and risk aversion. Those investors properly allocated within most fixed income securities have been able to generate higher relative returns than those emphasizing single sector or single asset class strategies.

Perhaps the wildest ride for investors has occurred within the U.S. government bond market. After the economy produced larger than expected job growth in the early spring of 2002, the yield on the 10-year Treasury bond surged to 5.4%. As the rumors of the death of higher unemployment proved premature, the yield on the 10-year gradually diminished throughout last summer. Rising unemployment and slower than expected economic growth were joined by fears of war and terror to result in a surge of interest in U.S. Government bonds. This flight to quality was due to the perceived safety of Treasury securities by investors. Indeed, by the end of the third quarter, the yield on the 10-year Treasury fell to 3.6%, which occurred despite the rising federal budget deficit. As economic growth remained slow throughout the second half of last year, dampened by geopolitical threats, the Federal Reserve surprised investors with a larger than expected 50-basis point cut in its target for the Federal Funds rate last November. After temporarily climbing above 4% early in 2003, the 10-year Treasury has once again exceeded last year’s lows.

1

LETTER TO SHAREHOLDERS continued

Investors in government bonds were not the only beneficiaries of bond market performance within the past year. After a dismal start, the corporate bond market began a steady improvement in the second half of 2002, followed by improved momentum thus far in 2003. The corporate accounting scandals led to many rating downgrades and credibility issues for Corporate America, and bond investors demanded increased premiums to compensate for these risks. After painstaking steps on the part of many corporations to address their operating and credibility problems in late 2002, investors once again began nibbling in corporate bonds and spreads began to narrow by the end of last year. As investors became more comfortable with the strengthening of U.S. balance sheets in 2003, the corporate bond market continued to generate positive gains for investors.

These gains in the corporate fixed income markets were not limited to investment grade securities. The high yield market also enjoyed improved performance in late 2002 and into 2003. After under-performing most other fixed income vehicles in recent years, investors have rallied around the improving prospects for this sector.

Periods of rising defaults have historically been followed by periods of out performance. In addition, these issues tend to be most leveraged to economic recoveries and therefore tend to trade like equities as the economy and the stock market recover. As a result of these fundamental and technical trends, investors in high yield bonds participated in solid gains over the past several months.

While government and corporate bonds have benefited in this environment of low rates, investors in mortgage-backed securities have experienced a challenging period. As interest rates fell, refinancing activity accelerated. Since a drop in rates generally benefits bond investors as prices move higher in response to rate declines, this has a negative effect on mortgage-backed security prices because falling rates typically precede a rise in prepayments. These occur when mortgage holders refinance their existing higher rate mortgage prior to the stated maturity date to obtain lower rates. As a result, the challenge for investors in this market is to focus on securities less likely to be affected by prepayment risk in a declining interest rate environment. As rates begin to increase, these risks should subside.

2

LETTER TO SHAREHOLDERS continued

Looking ahead, we project a gradual improvement for the U.S. economy for the remainder of 2003 and into next year. The potential for tighter monetary policy next year and further increases in the U.S. federal budget deficit will likely place upward pressure on the yields of U.S. Treasury bonds. Inflation remains mild, which should enable monetary policymakers to keep interest rates steady into next year. In this environment, we believe investors will increase credit risk in an attempt to improve yields for their portfolios. As such, we expect further moderate gains within the corporate market as credit quality improves, highlighted by returns in the close-to-investment-grade high yield market.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis President and Chief Executive Officer Evergreen Investment Company, Inc.	Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

Tattersall Advisory Group

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)

Portfolio inception date: 12/6/1994

Class inception date	Class I 12/6/1994	Class IS 10/18/1999

Average annual return
1 year	10.62%	10.45%
5 year	7.39%	7.23%
Since portfolio inception	8.13%	8.04%

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in Evergreen Fixed Income Fund II Class I shares,(1) versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares had a total return of 10.62% for the 12-month period ended April 30, 2003. During the same period, the Lehman Brothers Aggregate Bond Index returned 10.47% and the median return of funds in the Lipper Intermediate Investment Grade Debt Funds classification was 9.53%. Lipper is an independent monitor of mutual fund performance.

Our strategy of overweighting the corporate sector added to the fund’s returns over the period. We focused on the lower end of the quality spectrum, as we believed this area offered the most attractive opportunities. Rigorous credit analysis and security selection were employed to avoid problem issues and manage the fund’s overall credit risk. In addition, we maintained overweightings in areas that offered yield premiums, including the industrial and finance industries. Overweighting the mortgage sector and underweighting the utilities and telecommunication services sectors, as well as our Yankee bond obligations, helped the fund’s performance. Throughout the period, we maintained a close to neutral duration strategy relative to the fund’s benchmark. Duration measures a bond’s sensitivity to interest rate changes. In a declining interest rate environment, prices on longer-duration bonds are more volatile but they have the potential to appreciate more than shorter-duration bonds whose prices tend to be more stable. Our yield curve strategy early in the period reflected our bias toward the intermediate part of the curve where we maintained a slight overweighting versus the fund’s benchmark. For the most recent quarter, however, we maintained a more neutral yield curve exposure.

(1)  Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The advisor is reimbursing the fund for aportion of its expenses. Had expenses not been reimbursed, returns would have been lower.

Historical performance shown for Class IS prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class IS have not been adjusted to reflect the effect of its 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

(2)  Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2003.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31,1994.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of April 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,			Year Ended September 30,			Year Ended October 31,

CLASS I(3)	2003	2002(1)		2001	2000(2)		1999	1998

Net asset value, beginning of period	$12.76	$12.84		$12.18	$12.38		$13.15	$13.11

Income from investment operations
Net investment income	0.67	0.40		0.80	0.80		0.78	0.79
Net realized and unrealized gains or losses on securities, interest rate swaps and futures contracts	0.66	(0.13)		0.70	(0.08)		(0.66)	0.13

Total from investment operations	1.33	0.27		1.50	0.72		0.12	0.92

Distributions to shareholders from
Net investment income	(0.69)	(0.35)		(0.84)	(0.92)		(0.77)	(0.82)
Net realized gains	0	0		0	0		(0.12)	(0.06)

Total distributions to shareholders	(0.69)	(0.35)		(0.84)	(0.92)		(0.89)	(0.88)

Net asset value, end of period	$13.40	$12.76		$12.84	$12.18		$12.38	$13.15

Total return	10.62%	2.18%		12.63%	6.08%		0.97%	7.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,696	$33,138		$45,060	$60,729		$77,470	$83,372
Ratios to average net assets
Expenses(4)	0.41%	0.30	%(5)	0.14%	0.11	%(5)	0.10%	0.10%
Net investment income	4.90%	5.48	%(5)	6.40%	6.86	%(5)	6.16%	6.08%
Portfolio turnover rate	260%	166%		192%	113%		209%	137%

(1)

For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

(2)

For the eleven months ended September 30, 2000. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2000.

(3)

Effective October 18, 1999, shareholders of Mentor Fixed Income Portfolio became owners of that number of full and fractional shares of Class I of Evergreen Fixed Income Fund II.

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

							Year Ended October 31, 1999(3)
	Year Ended April 30,			Year Ended September 30,

CLASS IS	2003	2002(1)		2001	2000(2)

Net asset value, beginning of period	$12.74	$12.82		$12.17	$12.38		$12.25

Income from investment operations
Net investment income	0.65	0.40		0.77	0.74		0.03
Net realized and unrealized gains or losses on securities, interest rate swaps and futures contracts	0.66	(0.14)		0.71	(0.06)		0.10

Total from investment operations	1.31	0.26		1.48	0.68		0.13

Distributions to shareholders from
Net investment income	(0.65)	(0.34)		(0.83)	(0.89)		0

Net asset value, end of period	$13.40	$12.74		$12.82	$12.17		$12.38

Total return	10.45%	2.05%		12.45%	5.76%		1.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$13	$1		$1	$1		$1
Ratios to average net assets
Expenses(4)	0.55%	0.55	%(5)	0.36%	0.39	%(5)	0.39	%(5)
Net investment income	3.83%	5.23	%(5)	6.17%	7.18	%(5)	6.86	%(5)
Portfolio turnover rate	260%	166%		192%	113%		209%

(1)

For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

(2)

For the eleven months ended September 30, 2000. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2000.

(3)

For the period from October 18, 1999 (commencement of class operations), to October 31, 1999.

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

April 30, 2003	Credit Rating^		Principal Amount	Value

ASSET-BACKED SECURITIES 1.8%
Citibank Credit Card Issuance Trust, Ser. 2001, Class C3, 6.65%, 05/15/2008	BBB		$175,000	$191,022
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/07/2018	AAA		240,000	243,763

Total Asset-Backed Securities				434,785

COLLATERALIZED MORTGAGE OBLIGATIONS 34.7%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2000-WF2,
Class A1, 7.11%, 10/15/2032	AAA		295,159	332,359
FHLMC:
Ser. 1505, Class Q, 7.00%, 05/15/2023	AAA		343,546	363,858
Ser. 2024, Class Z, 6.50%, 01/15/2028	AAA		140,541	146,444
Ser. 2183, Class TG, 7.00%, 07/15/2028	AAA		261,544	267,537
Ser. 2198, Class PG, 7.00%, 12/15/2028	AAA		184,711	189,656
Ser. 2316, Class PB, 6.50%, 09/15/2030	AAA		340,000	351,505
Ser. 2359, Class PG, 6.50%, 12/31/2039	AAA		340,000	342,326
Ser. 2362, Class PB, 6.50%, 04/15/2017	AAA		500,000	518,352
Ser. 2366, Class MG, 6.00%, 12/15/2014	AAA		450,000	465,866
FNMA:
Ser. 1999-8, Class QD, 6.00%, 03/25/2014	AAA		500,000	535,654
Ser. 2001-68, Class QB, 5.50%, 02/25/2009	AAA		579,973	586,457
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	AAA		427,666	469,633
Ser. 2001-TB, Class A1, 7.50%, 07/25/2041	AAA		337,537	370,659
Ser. 2002-3, Class PC, 5.50%, 12/25/2011	AAA		345,000	357,063
Ser. 2002-14, Class PE, 6.00%, 01/25/2032	AAA		680,000	726,721
Ser. 2002-T18, Class A3, 7.00%, 08/25/2042	AAA		223,082	241,836
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	AAA		418,870	446,359
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	AAA		424,096	451,929
Ser. 2003-W3, Class 1A-1, 6.50%, 08/25/2042	AAA		206,349	219,891
Morgan Stanley Capital I, Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	AAA		187,948	196,766
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI-5, 6.03%, 03/25/2032	AAA		250,000	269,800
Washington Mutual Mtge. Securities Corp., Ser. 2002-M, Class A1, 5.56%, 10/25/2032	AAA		114,602	117,403
Wells Fargo, 6.25%, 06/25/2032	AAA		245,000	255,526

Total Collateralized Mortgage Obligations				8,223,600

CORPORATE BONDS 27.3%
CONSUMER DISCRETIONARY 3.6%
Automobiles 2.3%
Ford Motor Co., 6.375%, 02/01/2029	BBB		300,000	239,349
General Motors Corp., 7.20%, 01/15/2011	BBB		300,000	308,038

				547,387

Media 1.3%
AOL Time Warner, Inc., 7.625%, 04/15/2031	BBB	+	175,000	193,699
Comcast Cable Communications Corp., 6.20%, 11/15/2008	BBB		100,000	110,354

				304,053

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

April 30, 2003	Credit Rating^	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 1.5%
Beverages 1.5%
Coca Cola Enterprises, Inc., 6.95%, 11/15/2026	A	$300,000	$348,463

FINANCIALS 15.9%
Banks 5.6%
Bank of America Corp., 7.125%, 09/15/2006	A+	275,000	313,398
Bank of New York, Inc., 4.14%, 08/02/2007	AA	300,000	316,115
PNC Funding Corp., 7.50%, 11/01/2009 144A	BBB+	300,000	359,260
Washington Mutual, Inc., 6.875%, 06/15/2011	BBB+	300,000	346,465

			1,335,238

Diversified Financials 8.0%
Alliance Capital Management LP, 5.625%, 08/15/2006	A+	300,000	325,374
Household Finance Corp., 6.40%, 06/17/2008	A	250,000	280,756
International Lease Finance Corp., 5.95%, 06/06/2005	AA-	250,000	264,734
Merrill Lynch & Co., Inc., 2.47%, 03/10/2006	A+	200,000	200,247
Morgan Stanley Co., Inc., 6.10%, 04/15/2006	A+	250,000	274,455
Sprint Capital Corp., 6.875%, 11/15/2028	BBB-	275,000	255,750
USAA Capital Corp., 5.59%, 12/20/2006	AAA	265,000	289,509

			1,890,825

Insurance 0.9%
American General Finance Corp., 5.875%, 07/14/2006	A+	200,000	218,006

Real Estate 1.4%
Duke Realty LP, 7.05%, 03/01/2006 REIT	BBB+	300,000	322,276

HEALTH CARE 1.6%
Pharmaceuticals 1.6%
Wyeth, 6.25%, 03/15/2006	A	350,000	387,212

INDUSTRIALS 0.9%
Machinery 0.9%
Ingersoll Rand Co., 6.25%, 05/15/2006	BBB+	200,000	220,731

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
Bellsouth Corp., 6.375%, 06/01/2028	A+	175,000	190,700
Verizon New York, Inc., Ser. A, 6.875%, 04/01/2012	A+	250,000	288,631

			479,331

UTILITIES 1.8%
Electric Utilities 1.8%
Carolina Power & Light Co., 6.50%, 07/15/2012	BBB+	200,000	226,849
Dominion Resources, Inc., 7.625%, 07/15/2005	BBB+	175,000	194,503

			421,352

Total Corporate Bonds			6,474,874

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2003	Credit Rating^	Principal Amount	Value

MORTGAGE-BACKED SECURITIES 17.1%
FHLMC, 6.50%, 08/01/2032	AAA	$170,047	$177,598
FNMA:
6.00%, 09/01/2016-12/01/2017	AAA	377,657	396,027
6.20%, 06/01/2011	AAA	589,180	662,270
6.50%, 07/01/2032	AAA	800,989	837,148
6.79%, 04/01/2004	AAA	336,974	344,084
6.90%, 12/01/2010	AAA	441,179	510,508
7.50%, 11/01/2029	AAA	394,673	420,943
7.53%, 05/01/2007	AAA	399,695	456,808
GNMA, 7.00%, 03/20/2032	AAA	234,171	247,355

Total Mortgage-Backed Securities			4,052,741

U.S. TREASURY OBLIGATIONS 11.3%
U.S. Treasury Bonds, 6.00%, 02/15/2026	AAA	1,405,000	1,623,434
U.S. Treasury Notes, 5.00%, 08/15/2011	AAA	965,000	1,056,977

Total U.S. Treasury Obligations			2,680,411

YANKEE OBLIGATIONS-CORPORATE 1.3%
TELECOMMUNICATION SERVICES 1.3%
Wireless Telecommunications Services 1.3%
Vodafone Group Plc, 7.75%, 02/15/2010	A	260,000	314,646

	Shares	Value

SHORT-TERM INVESTMENTS 5.4%
MUTUAL FUND SHARES 5.4%
Evergreen Institutional Money Market Fund ø	1,271,496	1,271,496

Total Investments (cost $22,454,467) 98.9%		23,452,553
Other Assets and Liabilities 1.1%		256,527

Net Assets 100.0%		$23,709,080

Symbol Description

^

Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under the guidelines established by the Board of Trustees.

ø

Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.

Summary of Abbreviations:

FHLMC Federal Home Loan Mortgage Corp.

FNMA Federal National Mortgage Association

GNMA Government National Mortgage Association

REIT Real Estate Investment Trust

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003

ASSETS
Identified cost of securities	$22,454,467
Net unrealized gains on securities	998,086

Market value of securities	23,452,553
Receivable for Fund shares sold	60,750
Interest receivable	197,686
Prepaid expenses and other assets	35,233

Total assets	23,746,222

LIABILITIES
Accrued expenses and other liabilities	37,142

Net assets	$23,709,080

Net assets represented by
Paid-in capital	$22,829,797
Overdistributed net investment income	(197)
Accumulated net realized losses on securities	(118,606)
Net unrealized gains on securities	998,086

Total net assets	$23,709,080

Net assets consists of
Class I	$23,695,839
Class IS	13,241

Total net assets	$23,709,080

Shares outstanding
Class I	1,767,933
Class IS	988

Net asset value per share
Class I	$13.40
Class IS	$13.40

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Year Ended April 30, 2003

Investment income
Interest	$1,658,755

Expenses
Distribution Plan expenses	21
Transfer agent fees	10,291
Trustees’ fees and expenses	615
Printing and postage expenses	18,838
Custodian fee	8,844
Registration and filing fees	51,279
Professional fees	16,929
Interest expense	248
Other	41,606

Total expenses	148,671
Less: Expense reductions	(609)
Expense reimbursements	(20,000)

Net expenses	128,062

Net investment income	1,530,693

Net realized and unrealized gains or losses on securities
Net realized gains on securities	908,123
Net change in unrealized gains or losses on securities	758,076

Net realized and unrealized gains or losses on securities	1,666,199

Net increase in net assets resulting from operations	$3,196,892

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2003		2002 (a)

Operations
Net investment income		$1,530,693		$1,206,663
Net realized gains on securities		908,123		368,782
Net change in unrealized gains or losses on securities		758,076		(853,401)

Net increase in net assets resulting from operations		3,196,892		722,044

Distributions to shareholders from
Net investment income
Class I		(1,578,612)		(967,581)
Class IS		(424)		(30)

Total distributions to shareholders		(1,579,036)		(967,611)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	2,617,544	34,514,874	69,073	882,467
Class IS	872	11,364	0	0

		34,526,238		882,467

Net asset value of shares issued in reinvestment of distributions
Class I	107,906	1,416,513	66,089	832,090
Class IS	28	368	0	0

		1,416,881		832,090

Payment for shares redeemed
Class I	(3,555,380)	(46,990,897)	(1,045,675)	(13,390,734)

Net decrease in net assets resulting from capital share transactions		(11,047,778)		(11,676,177)

Total decrease in net assets		(9,429,922)		(11,921,744)
Net assets
Beginning of period		33,139,002		45,060,746

End of period		$23,709,080		$33,139,002

Undistributed (overdistributed) net investment income		$(197)		$20,444

(a)

For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended September 30, 2001

Operations
Net investment income		$3,563,880
Net realized gains on securities		1,909,707
Net change in unrealized gains or losses on securities		1,033,726

Net increase in net assets resulting from operations		6,507,313

Distributions to shareholders from
Net investment income
Class I		(3,552,442)
Class IS		(73)

Total distributions to shareholders		(3,552,515)

	Shares
Capital share transactions
Proceeds from shares sold — Class I	187,575	2,368,725
Net asset value of shares issued in reinvestment of distributions — Class I	249,676	3,141,001
Payment for shares redeemed — Class I	(1,914,615)	(24,134,179)

Net decrease in net assets resulting from capital share transactions		(18,624,453)

Total decrease in net assets		(15,669,655)
Net assets
Beginning of period		60,730,401

End of period		$45,060,746

Overdistributed net investment income		$(373,643)

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Evergreen Fixed Income Fund II (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class I and IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.   Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c.  When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on

15

NOTES TO FINANCIAL STATEMENTS continued

these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d.  Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return.

e.  Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g.  Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage dollar rolls and mortgage paydown gains and losses.

h.  Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

16

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. For any expense reimbursements made after January 1, 2003, EIMC may recoup any amounts reimbursed up to a period of three years following the end of the fiscal year in which the reimbursements were made. Total amounts subject to recoupment as of April 30, 2003 were $20,000. During the year ended April 30, 2003, the investment advisor reimbursed expenses in the amount of $20,000, which represents 0.06% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4.  DISTRIBUTION PLAN

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2003:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$71,138,231	$5,769,664	$74,922,965	$11,280,521

During the year ended April 30, 2003, the Fund entered into dollar roll transactions and earned $69,633, which is included in interest income. At April 30, 2003, the Fund had no dollar roll agreements outstanding.

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $22,466,076. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,042,515 and $56,038, respectively, with a net unrealized appreciation of $986,477.

As of April 30, 2003, the Fund had $106,997 in capital loss carryovers for federal income tax purposes expiring in 2008.

17

NOTES TO FINANCIAL STATEMENTS continued

6.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2003, the Fund did not participate in the interfund lending program.

7.  DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed Ordinary Income	Unrealized Appreciation	Capital Loss Carryover

$197	$986,477	$106,997

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were as follows:

	Year Ended April 30,

	2003	2002

Ordinary Income	$1,579,036	$967,611

8.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $609, which represents 0.00% of its average daily net assets.

9.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended April 30, 2003, the Fund had average borrowings outstanding of $13,351 at a rate of 1.86% and paid interest of $248, which represents 0.00% of its average daily net assets.

18

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders of
Evergreen Select Fixed Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Fixed Income Fund II, a series of Evergreen Select Fixed Income Trust, as of April 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Fixed Income Fund II as of April 30, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts June 6, 2003

19

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI-STEEL–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (new business development/ consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K.Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

William M. Ennis(3) President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt(5) Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998

Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft(5) Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

(5)

The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*  As of April 30, 2003

Visit us online at EvergreenInvestments.com

F O R  M O R E  I N F O R M A T I O N
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566665 6/2003

Evergreen InvestmentsSM
               MUTUAL FUNDS

Evergreen Investments
200  Berkeley Street
Boston, MA 02116-5034

Evergreen Select High Yield Bond Fund

Evergreen Select High Yield Bond Fund: Annual Report as of April 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
22	INDEPENDENT AUDITORS' REPORT
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder,

We are pleased to present the annual report for Evergreen Select High Yield Bond Fund, which covers the twelve-month period ended April 30, 2003.

Market analysis

The past twelve months have proven to be an extraordinary period for investors in the financial markets. The uneven domestic recovery and accompanying profit weakness has been compounded by investor concern due to the geopolitical threats of war and terror. In addition, the corporate accounting irregularities have further eroded investor confidence. The result has been a volatile equity market, leading to increased investor attention on asset allocation and risk aversion. Those investors properly allocated within most fixed income securities have been able to generate higher relative returns than those emphasizing single sector or single asset class strategies.

Perhaps the wildest ride for investors has occurred within the U.S. government bond market. After the economy produced larger than expected job growth in the early spring of 2002, the yield on the 10-year Treasury bond surged to 5.4%. As the rumors of the death of higher unemployment proved premature, the yield on the 10-year gradually diminished throughout last summer. Rising unemployment and slower than expected economic growth were joined by fears of war and terror to result in a surge of interest in U.S. Government bonds. This flight to quality was due to the perceived safety of Treasury securities by investors. Indeed, by the end of the third quarter, the yield on the 10-year Treasury fell to 3.6%, which occurred despite the rising federal budget deficit. As economic growth remained slow throughout the second half of last year, dampened by geopolitical threats, the Federal Reserve surprised investors with a larger than expected 50-basis point cut in its target for the Federal Funds rate last November. After temporarily climbing above 4% early in 2003, the 10-year Treasury has once again exceeded last year's lows.

1

LETTER TO SHAREHOLDERS continued

Investors in government bonds were not the only beneficiaries of bond market performance within the past year. After a dismal start, the corporate bond market began a steady improvement in the second half of 2002, followed by improved momentum thus far in 2003. The corporate accounting scandals led to many rating downgrades and credibility issues for Corporate America, and bond investors demanded increased premiums to compensate for these risks. After painstaking steps on the part of many corporations to address their operating and credibility problems in late 2002, investors once again began nibbling in corporate bonds and spreads began to narrow by the end of last year. As investors became more comfortable with the strengthening of U.S. balance sheets in 2003, the corporate bond market continued to generate positive gains for investors.

These gains in the corporate fixed income markets were not limited to investment grade securities. The high yield market also enjoyed improved performance in late 2002 and into 2003. After under-performing most other fixed income vehicles in recent years, investors have rallied around the improving prospects for this sector. Periods of rising defaults have historically been followed by periods of out performance. In addition, these issues tend to be most leveraged to economic recoveries and therefore tend to trade like equities as the economy and the stock market recover. As a result of these fundamental and technical trends, investors in high yield bonds participated in solid gains over the past several months.

While government and corporate bonds have benefited in this environment of low rates, investors in mortgage-backed securities have experienced a challenging period. As interest rates fell, refinancing activity accelerated. Since a drop in rates generally benefits bond investors as prices move higher in response to rate declines, this has a negative effect on mortgage-backed security prices because falling rates typically precede a rise in prepayments. These occur when mortgage holders refinance their existing higher rate mortgage prior to the stated maturity date to obtain lower rates. As a result, the challenge for investors in this market is to focus on securities less likely to be affected by prepayment risk in a declining interest rate environment. As rates begin to increase, these risks should subside.

2

LETTER TO SHAREHOLDERS continued

Looking ahead, we project a gradual improvement for the U.S. economy for the remainder of 2003 and into next year. The potential for tighter monetary policy next year and further increases in the U.S. federal budget deficit will likely place upward pressure on the yields of U.S. Treasury bonds. Inflation remains mild, which should enable monetary policymakers to keep interest rates steady into next year. In this environment, we believe investors will increase credit risk in an attempt to improve yields for their portfolios. As such, we expect further moderate gains within the corporate market as credit quality improves, highlighted by returns in the close-to-investment-grade high yield market.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.
William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

Richard M. Cryan
High Yield Bond Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 11/30/1999

	Class I	Class IS
Class inception date	11/30/1999	11/30/1999

Average annual return

1 year	7.78%	7.51%

Since portfolio inception	6.57%	6.30%

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in Evergreen Select High Yield Bond Fund Class I shares,1 versus a similar investment in the Merrill Lynch High Yield Master Index (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares had a total return of 7.78% for the 12-month period ended April 30, 2003. During the same period, the Merrill Lynch High Yield Master Index returned 7.76%, while the median return of funds in Lipper's High Current Yield classification was 6.35%. Lipper is an independent monitor of mutual fund performance.

Throughout the period we maintained our discipline, emphasizing intensive credit analysis. We applied our discipline cautiously, focusing on the securities of companies with positive free cash flow that gave us confidence they could meet their debt obligations. This led us to overweight bonds in the gaming, home-building and healthcare sectors. Late in 2002, as the spreads between high yield bonds and Treasuries began to compress, we made some adjustments and became somewhat more aggressive. Concerned about disappointing earnings of some gaming companies, we cut back on that sector. We also began investing in the telecommunication services sector, specifically wireless and cable companies, which we had avoided for the previous two years. Over the full year, however, we did not significantly change the quality of our holdings. At the end of April, average credit quality was BB-, with 5.4% of fund assets invested in BBB, 32.4% invested in BB and 62.2% in B-rated bonds.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class IS incurs a 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee. Returns reflect expense limits previously in effect, without which returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of April 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,		Year Ended September 30,
	2003[1]	2002[2]	2001[1]	2000[3]
CLASS I
Net asset value, beginning of period	$9.36	$8.87	$9.57	$10.00
Income from investment operations
Net investment income	0.69	0.43	0.79	0.71
Net realized and unrealized gains or losses on securities	-0.01	0.49	-0.64	-0.44
Total from investment operations	0.68	0.92	0.15	0.27
Distributions to shareholders from
Net investment income	-0.69	-0.43	-0.85	-0.70
Net asset value, end of period	$9.35	$9.36	$8.87	$9.57
Total return	7.78%	10.48%	1.51%	2.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$372,881	$175,741	$152,633	$72,204
Ratios to average net assets
Expenses[4]	0.67%	0.68%[5]	0.63%	0.61%[5]
Net investment income	7.66%	7.95%[5]	8.52%	8.98%[5]
Portfolio turnover rate	37%	48%	79%	48%

1.  Net investment income per share is based on average shares outstanding during the period.

2.  For the seven months ended April 30, 2002. The fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

3.  For the period from November 30, 1999 (commencement of class operations), to September 30, 2000.

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,		Year Ended September 30,
	2003[1]	2002[2]	2001[1]	2000[3]
CLASS IS
Net asset value, beginning of period	$9.36	$8.87	$9.57	$10.00
Income from investment operations
Net investment income	0.66	0.41	0.78	0.71
Net realized and unrealized gains or losses on securities	0	0.49	-0.65	-0.47
Total from investment operations	0.66	0.90	0.13	0.24
Distributions to shareholders from
Net investment income	-0.67	-0.41	-0.83	-0.67
Net asset value, end of period	$9.35	$9.36	$8.87	$9.57
Total return	7.51%	10.33%	1.25%	2.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,020	$1	$1	$1
Ratios to average net assets
Expenses[4]	0.92%	0.94%[5]	0.81%	0.56%[5]
Net investment income	7.22%	7.70%[5]	8.40%	8.89%[5]
Portfolio turnover rate	37%	48%	79%	48%

1.  Net investment income per share is based on average shares outstanding during the period.

2.  For the seven months ended April 30, 2002. The fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

3.  For the period from November 30, 1999 (commencement of class operations), to September 30, 2000.

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

April 30, 2003

	Credit Rating(v)	Principal Amount	Value

CORPORATE BONDS 88.4%
CONSUMER DISCRETIONARY 36.7%
Auto Components 5.2%
American Axle & Manufacturing, Inc., 9.75%, 03/01/2009	BB-	$ 3,000,000	$ 3,285,000
Collins & Aikman Products Co., 11.50%, 04/15/2006	B	3,000,000	2,820,000
CSK Auto, Inc., 12.00%, 06/15/2006	B	3,000,000	3,303,750
Dana Corp., 9.00%, 08/15/2011	BB	3,500,000	3,815,000
Intermet Corp., 9.75%, 06/15/2009	B+	2,205,000	2,177,438
TRW Automotive, Inc., 11.00%, 02/15/2013 144A	B+	3,500,000	3,850,000
19,251,188
Distributors 0.8%
Roundys, Inc., Ser. B, 8.875%, 06/15/2012	B	3,000,000	3,105,000
Hotels, Restaurants & Leisure 8.8%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	B	2,500,000	2,812,500
Aztar Corp., 8.875%, 05/15/2007	B+	2,500,000	2,625,000
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	BB-	2,000,000	2,150,000
Coast Hotels & Casinos, Inc., 9.50%, 04/01/2009	B	2,000,000	2,160,000
Hollywood Casino Corp., 11.25%, 05/01/2007	B+	1,800,000	1,926,000
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	2,000,000	2,115,000
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	B	3,000,000	3,120,000
Meristar Hospitality Corp., 9.00%, 01/15/2008	B-	3,500,000	3,342,500
Mohegan Tribal Gaming Authority, 8.00%, 04/01/2012	BB-	2,500,000	2,650,000
Motor Gaming Group, Inc., 9.75%, 04/01/2010 144A	B+	3,500,000	3,657,500
Six Flags, Inc., 8.875%, 02/01/2010	B	2,000,000	2,010,000
Town Sports International, Inc., 9.625%, 04/15/2011 144A	B-	3,000,000	3,165,000
Tricon Global Restaurants, Inc., 8.875%, 04/15/2011	BB+	1,050,000	1,225,875
32,959,375
Household Durables 5.2%
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	BB-	3,000,000	3,427,500
KB Home, 8.625%, 12/15/2008	BB-	980,000	1,063,300
MDC Holdings, Inc., 8.375%, 02/01/2008	BB+	2,250,000	2,359,687
Meritage Corp., 9.75%, 06/01/2011	B	2,000,000	2,195,000
Schuler Homes, Inc., 10.50%, 07/15/2011	B+	3,000,000	3,360,000
Sealy Mattress Co., Ser. B, 9.875%, 12/15/2007	B-	1,500,000	1,552,500
Standard Pacific Corp., 7.75%, 03/15/2013	BB	2,500,000	2,568,750
WCI Communities, Inc., 9.125%, 05/01/2012	B	3,000,000	3,045,000
19,571,737
Media 10.3%
Alaska Communications Holdings, Inc., 9.375%, 05/15/2009	B	1,540,000	1,455,300
Comcast Corp., 6.50%, 01/15/2015	BBB	2,750,000	2,995,031
Cox Communications, Inc., 7.125%, 10/01/2012	BBB	2,000,000	2,339,436
Dex Media East LLC, 9.875%, 11/15/2009 144A	B	3,000,000	3,450,000
DIRECTV Holdings LLC, 8.375%, 03/15/2013 144A	B	3,000,000	3,375,000
EchoStar DBS Corp., 9.375%, 02/01/2009	BB-	3,500,000	3,793,125
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

April 30, 2003

	Credit Rating(v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Emmis Communications Corp., Ser. B, 8.125%, 03/15/2009	B-	$ 3,000,000	$ 3,180,000
Houghton Mifflin Co., 8.25%, 02/01/2011 144A	B	3,000,000	3,202,500
Lamar Media Corp., 8.625%, 09/15/2007	B	3,500,000	3,675,000
LIN Television Corp., 8.375%, 03/01/2008	B	3,500,000	3,683,750
Mediacom LLC, 9.50%, 01/15/2013	B+	3,500,000	3,780,000
Quebecor World, Inc., 7.75%, 02/15/2009	BBB	1,000,000	1,046,602
World Color Press, Inc., 8.375%, 11/15/2008	BBB	2,250,000	2,354,969
38,330,713
Multi-line Retail 0.9%
Saks, Inc., 9.875%, 10/01/2011	BB	3,000,000	3,375,000
Specialty Retail 5.5%
Central Garden & Pet Co., 9.125%, 02/01/2013 144A	B+	1,500,000	1,612,500
Cole National Group, Inc., 8.875%, 05/15/2012	B	3,350,000	3,073,625
Finlay Fine Jewelry Corp., 8.375%, 05/01/2008	B+	690,000	707,250
Gap, Inc., 6.90%, 09/15/2007	BB+	1,710,000	1,821,150
Michaels Stores, Inc., 9.25%, 07/01/2009	BB	2,110,000	2,299,900
Office Depot, Inc., 10.00%, 07/15/2008	BB+	2,250,000	2,621,250
Petco Animal Supplies, Inc., 10.75%, 11/01/2011	B	3,000,000	3,390,000
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	BB-	2,000,000	1,970,000
United Auto Group, Inc., 9.625%, 03/15/2012	B	3,000,000	3,180,000
20,675,675
CONSUMER STAPLES 6.2%
Beverages 0.6%
Constellation Brands, Inc., 8.625%, 08/01/2006	BB	2,100,000	2,283,750
Food & Drug Retailing 1.4%
Marsh Supermarket, Inc., Ser. B, 8.875%, 08/01/2007	B	2,360,000	2,159,400
Rite Aid Corp., 8.125%, 05/01/2010 144A	B+	3,000,000	3,090,000
5,249,400
Food Products 2.5%
Corn Products International, Inc.:
8.25%, 07/15/2007	BBB-	1,450,000	1,506,843
8.45%, 08/15/2009	BBB-	1,550,000	1,631,614
Del Monte Corp., 8.625%, 12/15/2012 144A	B	3,000,000	3,243,750
Michael Foods, Inc., Ser. B, 11.75%, 04/01/2011	B-	2,550,000	2,919,750
9,301,957
Household Products 0.9%
Windmere Durable Holdings, Inc., 10.00%, 07/31/2008	B-	3,000,000	3,150,000
Personal Products 0.8%
Playtex Products, Inc., 9.375%, 06/01/2011	B	2,775,000	3,024,750
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2003

	Credit Rating(v)	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 6.3%
Energy Equipment & Services 2.6%
Dresser, Inc., 9.375%, 04/15/2011	B	$ 3,500,000	$ 3,622,500
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013 144A	BB+	1,000,000	1,036,250
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	B+	3,000,000	3,217,500
SESI LLC, 8.875%, 05/15/2011	BB-	1,750,000	1,863,750
9,740,000
Oil & Gas 3.7%
Chesapeake Energy Corp., 8.125%, 04/01/2011	B+	3,000,000	3,255,000
Pioneer Natural Resources Co., 9.625%, 04/01/2010	BB+	2,000,000	2,463,616
Plains Exploration & Production Co. LP, 8.75%, 07/01/2012	B	1,570,000	1,687,750
Stone Energy Corp., 8.25%, 12/15/2011	B+	615,000	644,212
Tesoro Petroleum Corp., 9.625%, 04/01/2012	B	3,000,000	2,895,000
Vintage Petroleum, Inc., 9.75%, 06/30/2009	B+	1,030,000	1,107,250
Westport Resources Corp., 8.25%, 11/01/2011	B+	1,750,000	1,916,250
13,969,078
FINANCIALS 3.7%
Diversified Financials 1.0%
Moore North America Finance, Inc., 7.875%, 01/15/2011 144A	BB-	1,100,000	1,177,000
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012 144A	B+	2,000,000	2,325,000
3,502,000
Real Estate 2.7%
Choctaw Resort Development Enterprise, 9.25%, 04/01/2009	BB-	2,000,000	2,150,000
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	B+	2,200,000	2,345,750
Developers Diversified Realty Corp., 7.50%, 07/15/2018 REIT	BBB	2,250,000	2,386,611
Felcor Suites LP, 7.625%, 10/01/2007 REIT	B+	3,500,000	3,342,500
10,224,861
HEALTH CARE 6.5%
Health Care Equipment & Supplies 1.9%
Alaris Medical Systems, Inc., Ser. B, 11.625%, 12/01/2006	B+	1,750,000	2,056,250
Conmed Corp, 9.00%, 03/15/2008	B	2,000,000	2,085,000
Rotech Healthcare, Inc., 9.50%, 04/01/2012	B+	3,000,000	3,060,000
7,201,250
Health Care Providers & Services 3.8%
Coventry Health Care, Inc., 8.125%, 02/15/2012	BB+	250,000	269,375
Express Scripts, Inc., 9.625%, 06/15/2009	BBB-	2,250,000	2,491,875
Extendicare Health Services, Inc., 9.50%, 07/01/2010	B-	3,500,000	3,482,500
Omnicare, Inc., Ser. B, 8.125%, 03/15/2011	BB+	2,100,000	2,299,500
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	B+	3,000,000	3,337,500
Triad Hospitals, Inc., Ser. B, 8.75%, 05/01/2009	B-	2,000,000	2,185,000
14,065,750
Pharmaceuticals 0.8%
Alpharma, Inc., 8.625%, 05/01/2011 144A	B+	3,000,000	3,120,000
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2003

	Credit Rating(v)	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 9.9%
Aerospace & Defense 0.4%
BE Aerospace, Inc., 9.50%, 11/01/2008	B-	$ 2,160,000	$ 1,555,200
Commercial Services & Supplies 5.1%
Allied Waste, Inc., 10.00%, 08/01/2009	B+	3,000,000	3,221,250
Coinmach Corp., 9.00%, 02/01/2010	B	3,000,000	3,210,000
Iron Mountain, Inc., 8.625%, 04/01/2013	B	3,500,000	3,832,500
Newpark Resource, Inc., 8.625%, 12/15/2007	B+	3,000,000	3,022,500
Stewart Enterprises, Inc., 10.75%, 07/01/2008	B+	2,250,000	2,514,375
Williams Scotsman, Inc., 9.875%, 06/01/2007	B	3,000,000	3,000,000
18,800,625
Construction & Engineering 0.2%
Toll Brothers, Inc., 8.25%, 12/01/2011	BB+	750,000	811,875
Electrical Equipment 0.6%
Stoneridge, Inc., 11.50%, 05/01/2012	B	2,000,000	2,192,500
Machinery 3.6%
AGCO Corp., 8.50%, 03/15/2006	BB-	3,000,000	3,015,000
Cummins, Inc., 9.50%, 12/01/2010 144A	BB+	3,000,000	3,255,000
SPX Corp., 7.50%, 01/01/2013	BB+	825,000	903,375
Terex Corp., 8.875%, 04/01/2008	B	2,550,000	2,664,750
Wolverine Tube, Inc., 10.50%, 04/01/2009	BB-	3,500,000	3,727,500
13,565,625
INFORMATION TECHNOLOGY 1.4%
IT Consulting & Services 0.6%
Unisys Corp., 6.875%, 03/15/2010	BB+	2,000,000	2,120,000
Software 0.8%
Medaphis Corp., Ser. B, 9.50%, 02/15/2005	B+	3,000,000	3,030,000
MATERIALS 14.6%
Chemicals 6.8%
Airgas, Inc., 9.125%, 10/01/2011	B+	1,690,000	1,892,800
Equistar Chemicals LP, 10.625%, 05/01/2011 144A	BB	3,500,000	3,718,750
Ethyl Corp., 8.875%, 05/01/2010 144A	B	1,485,000	1,551,825
FMC Corp., 10.25%, 11/01/2009	BB+	3,000,000	3,390,000
Huntsman International LLC, 9.875%, 03/01/2009	B	3,500,000	3,815,000
Lyondell Chemical Co., Ser. A, 9.625%, 05/01/2007	BB	3,500,000	3,622,500
Millennium America, Inc., 9.25%, 06/15/2008	BB+	3,000,000	3,315,000
Noveon, Inc., Ser. B, 11.00%, 02/28/2011	B	1,750,000	1,986,250
Scotts Co., 8.625%, 01/15/2009	B+	1,870,000	1,991,550
25,283,675
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2003

	Credit Rating(v)	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 3.4%
Four M Corp., Ser. B, 12.00%, 06/01/2006	B	$ 2,200,000	$ 2,255,000
Owens-Brockway Glass Container, 8.875%, 02/15/2009	BB	3,000,000	3,232,500
Owens-Illinois, Inc., 7.15%, 05/15/2005	B+	1,800,000	1,845,000
Packaging Corp. of America, Ser. B, 9.625%, 04/01/2009	BB+	2,000,000	2,180,000
Stone Container Corp., 9.75%, 02/01/2011	B	3,000,000	3,382,500
12,895,000
Metals & Mining 3.5%
Alaska Steel Corp.:
7.75%, 06/15/2012	BB	1,500,000	1,318,125
7.875%, 02/15/2009	BB	1,850,000	1,651,125
Armco, Inc., 9.00%, 09/15/2007	BB	2,250,000	2,148,750
Peabody Energy Corp., 6.875%, 03/15/2013 144A	BB-	1,020,000	1,065,900
Trimas Corp., 9.875%, 06/15/2012	B	3,000,000	3,105,000
U.S. Steel Corp., 10.75%, 08/01/2008	BB	3,500,000	3,815,000
13,103,900
Paper & Forest Products 0.9%
Georgia Pacific Corp., 8.125%, 05/15/2011	BB+	3,500,000	3,482,500
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.8%
Insight Midwest LP, 10.50%, 11/01/2010	B+	3,000,000	3,337,500
Nortel Networks, 6.125%, 02/15/2006	B	3,500,000	3,408,125
6,745,625
UTILITIES 1.3%
Gas Utilities 1.3%
El Paso Energy Partners LP, 8.50%, 06/01/2011	BB-	3,000,000	3,247,500
Western Gas Resources, Inc., 10.00%, 06/15/2009	BB-	1,500,000	1,642,500
4,890,000
Total Corporate Bonds			330,578,009
YANKEE OBLIGATIONS-CORPORATE 4.1%
CONSUMER DISCRETIONARY 0.8%
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises, Ltd., 8.75%, 02/02/2011	BB+	390,000	397,800
Media 0.7%
Rogers Cablesystems, Ltd., 11.00%, 12/01/2015	BB-	1,250,000	1,415,625
Rogers Communications, Inc., 8.875%, 07/15/2007	BB-	880,000	911,900
2,327,525
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2003

	Credit Rating(v)	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
MATERIALS 2.8%
Containers & Packaging 0.9%
Crown European Holdings SA, 9.50%, 03/01/2011 144A	B+	$ 3,000,000	$ 3,210,000
Metals & Mining 0.5%
Bulong Operations Property, Ltd., 12.50%, 03/31/2012 (h) (g) +	NA	75,000	1,875
Normandy Yandal Operations, Ltd., 8.875%, 04/01/2008	B-	3,000,000	1,860,000
1,861,875
Paper & Forest Products 1.4%
Domtar, Inc., 8.75%, 08/01/2006	BBB-	1,570,000	1,836,471
Tembec Industries, Inc., 7.75%, 03/15/2012	BB+	3,500,000	3,570,000
5,406,471
TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunications Services 0.5%
Rogers Cantel, Inc., 9.75%, 06/01/2016	BB+	1,800,000	1,971,000
Total Yankee Obligations-Corporate			15,174,671

		Shares	Value

COMMON STOCKS 0.0%
MATERIALS 0.0%
Metals & Mining 0.0%
Bulong Operations Property, Ltd. (h) + *		1,333,456	0
SHORT-TERM INVESTMENTS 7.8%
MUTUAL FUND SHARES 7.8%
Evergreen Institutional Money Market Fund (o)		29,216,047	29,216,047
Total Investments (cost $360,603,374) 100.3%			374,968,727
Other Assets and Liabilities (0.3%)			(1,068,147)
Net Assets 100.0%			$ 373,900,580

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
*	Non-income producing security.
(g)	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid and is valued using market quotations where already available. In the absence of market quotations, the security is valued based upon its fair value determined under procedures approved by the Board of Trustees.

Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003

Assets
Identified cost of securities	$ 360,603,374
Net unrealized gains on securities	14,365,353

Market value of securities	374,968,727
Receivable for securities sold	1,203,792
Receivable for Fund shares sold	3,661,787
Interest receivable	7,955,350
Prepaid expenses and other assets	34,491

Total assets	387,824,147

Liabilities
Dividends payable	1,126,588
Payable for securities purchased	12,650,143
Payable for Fund shares redeemed	102,860
Advisory fee payable	5,019
Due to other related parties	1,004
Accrued expenses and other liabilities	37,953

Total liabilities	13,923,567

Net assets	$ 373,900,580

Net assets represented by
Paid-in capital	$ 370,991,121
Overdistributed net investment income	(677,505)
Accumulated net realized losses on securities	(10,778,389)
Net unrealized gains on securities	14,365,353

Total net assets	$ 373,900,580

Net assets consists of
Class I	$ 372,880,630
Class IS	1,019,950

Total net assets	$ 373,900,580

Shares outstanding
Class I	39,889,886
Class IS	109,107

Net asset value per share
Class I	$ 9.35
Class IS	$ 9.35

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended April 30, 2003

Investment income
Interest	$ 19,454,793

Expenses
Advisory fee	1,167,181
Distribution Plan expenses	855
Administrative services fee	233,436
Transfer agent fees	2,350
Trustees' fees and expenses	3,285
Printing and postage expenses	21,701
Custodian fee	58,122
Registration and filing fees	46,770
Professional fees	22,907
Other	11,354

Total expenses	1,567,961
Less: Expense reductions	(3,084)

Net expenses	1,564,877

Net investment income	17,889,916

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(3,416,285)
Net change in unrealized gains or losses on securities	8,992,495

Net realized and unrealized gains or losses on securities	5,576,210

Net increase in net assets resulting from operations	$ 23,466,126

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2003		2002 (a)

Operations
Net investment income		$ 17,889,916		$ 8,029,460
Net realized losses on securities		(3,416,285)		(964,839)
Net change in unrealized gains or losses on securities		8,992,495		10,149,593

Net increase in net assets resulting from operations		23,466,126		17,214,214

Distributions to shareholders from
Net investment income
Class I		(17,773,498)		(8,039,342)
Class IS		(25,229)		(45)

Total distributions to shareholders		(17,798,727)		(8,039,387)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	27,137,552	246,047,764	3,315,243	30,042,233
Class IS	294,157	2,668,800	0	0

		248,716,564		30,042,233

Net asset value of shares issued in reinvestment of distributions
Class I	934,935	8,494,460	346,441	3,202,880
Class IS	1,418	12,979	0	0

		8,507,439		3,202,880

Payment for shares redeemed
Class I	(6,963,809)	(63,014,711)	(2,079,954)	(19,312,385)
Class IS	(186,577)	(1,717,980)	0	0

		(64,732,691)		(19,312,385)

Net increase in net assets resulting from capital share transactions		192,491,312		13,932,728

Total increase in net assets		198,158,711		23,107,555
Net assets
Beginning of period		175,741,869		152,634,314

End of period		$ 373,900,580		$ 175,741,869

Overdistributed net investment income		$ (677,505)		$ (637,194)

(a) For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.
See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	September 30 , 2001

Operations
Net investment income		$ 10,797,896
Net realized losses on securities		(5,466,966)
Net change in unrealized gains or losses on securities		(3,602,633)

Net increase in net assets resulting from operations		1,728,297

Distributions to shareholders from
Net investment income
Class I		(11,432,570)
Class IS		(90)

Total distributions to shareholders		(11,432,660)

	Shares
Capital share transactions
Proceeds from shares sold
Class I	9,917,074	92,616,407
Class IS	0	0

		92,616,407

Net asset value of shares issued in reinvestment of distributions
Class I	299,234	2,777,386
Class IS	2	16

		2,777,402

Payment for shares redeemed
Class I	(877,888)	(8,260,010)
Class IS	0	0

		(8,260,010)

Net increase in net assets resulting from capital share transactions		87,133,799

Total increase in net assets		77,429,436
Net assets
Beginning of period		75,204,878

End of period		$ 152,634,314

Overdistributed net investment income		$ (599,442)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Select High Yield Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") and Institutional Service ("Class IS") shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS continued

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.50% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

19

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $266,300,052 and $78,203,705, respectively, for the year ended April 30, 2003.

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $360,727,591. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,715,542 and $2,474,406, respectively, with a net unrealized appreciation of $14,241,136.

As of April 30, 2003, the Fund had $8,461,698 in capital loss carryovers for federal income tax purposes with $1,682,951 expiring in 2009, $5,561,023 expiring in 2010 and $1,217,724 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund has incurred and will elect to defer post-October losses of $2,192,474.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Carryover
Overdistributed		and
Ordinary	Unrealized	Post-October
Income	Appreciation	Loss

$ 677,505	$ 14,241,136	$ 10,654,172

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were as follows:

	Year Ended April 30,
	2003	2002

Ordinary income	$ 17,798,727	$ 8,039,387

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $3,084 which represents 0.00% of its average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended April 30, 2003, the Fund had no borrowings under this agreement.

21

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Select High Yield Bond Fund, a series of Evergreen Select Fixed Income Trust, as of April 30, 2003, and the related statement of operations for the year then ended and statements of changes in net assets for each of the years or periods in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Select High Yield Bond Fund as of April 30, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
June 6, 2003

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

[5] The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566666   6/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen International Bond Fund

Evergreen

INTERNATIONAL BOND FUND

Semiannual Report
as of April 30, 2003

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

6	FINANCIAL HIGHLIGHTS

8	SCHEDULE OF INVESTMENTS

12	STATEMENT OF ASSETS AND LIABILITIES

13	STATEMENT OF OPERATIONS

14	STATEMENTS OF CHANGES IN NET ASSETS

15	NOTES TO FINANCIAL STATEMENTS

20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for Evergreen International Bond Fund, which covers the six-month period ended April 30, 2003.

Market analysis

Over the past six months, the financial markets have experienced a decade’s worth of uncertainty. Economic and geopolitical struggles have dampened the investment landscape, while corporations endeavored to generate profit growth in the challenging environment. As always, those investors who properly adhered to their long-term investment strategies managed to benefit despite the near-term volatility.

The period began with domestic and global economies struggling to find their way. U.S. GDP growth dropped significantly by the end of 2002. After climbing by approximately 4% in the third quarter of last year, economic output rose at a 1% annual rate in the final three months of the year. Businesses were reluctant to spend amid the environment of sluggish growth and excess capacity. Consumers reigned in their spending habits as job growth remained flat and prospects for war with Iraq emerged.

In an attempt to revive growth and confidence, the Federal Reserve unexpectedly slashed interest rates by 50 basis points at their November meeting. Despite this effort, 2002 closed with a whimper in the financial markets. A 20% surge from October’s lows in the equity markets fizzled, and cash poured into money market funds and U.S. Treasury bonds.

Investors in domestic equities continued their battle on a variety of fronts. The prospect of a weak economic recovery, meek profits, lingering questions on corporate credibility, and the huge, un-quantifiable effects of fears related to possible war and terror all weighed on the market. As the new-year dawned, however, optimism returned. Growth in the economy and profits appeared on the horizon, and diplomatic efforts

1

LETTER TO SHAREHOLDERS continued

suggested the possibility of war was remote. Unfortunately, these efforts ultimately failed and war was inevitable. Ironically, once the war with Iraq became imminent, investors poured money back into equities. It appeared that the uncertainty of war was worse than the war itself for the equity markets, which surged over a two-week period in the middle of March. Additionally, corporate profits for the first quarter came in above expectations, further fueling the rise in equities. Successful combat operations in Iraq and better sales growth also contributed to the improvement in sentiment.

Domestic equities weren’t the only winners during the period, though. The vast geopolitical tensions led to a huge surge in demand for the perceived safety of U.S. Treasury bonds. The yield on the ten-year bond continued to fall throughout the period, despite the prospects for higher federal budget deficits. Investors poured money into Treasuries, helping drive yields to historic lows. Corporate bonds also participated, as investors were attracted to the widening spreads relative to Treasuries. Investors also became more comfortable with the de-leveraging of U.S. balance sheets, and evidently encouraged by the many steps taken to improve corporate credibility. We believe the performance of the corporate bond market, particularly over the past few months, bodes well for arecovery in GDP and profits in coming quarters.

International markets also experienced many of the same challenges during the six-month period. Geopolitical concerns notwithstanding, international investors were also faced with suspect prospects in some of the world’s largest economies, namely Germany, France and Japan. Rising unemployment continued to proliferate in Europe, while the structural banking problems persisted in Japan. Despite these problems, strengthening currencies managed to attract investment throughout the period.

Looking forward, we believe the combination of monetary and fiscal stimulus in the U.S. will continue to generate gradually improving GDP growth, which should support higher profits in coming months. Equities are beginning to improve technically as well, with advance-decline ratios strengthening on improving volume. Treasuries may face upward yield pressures as

2

LETTER TO SHAREHOLDERS continued

federal deficits increase, yet attractive spreads portend further strength in corporates and high yield bonds. International economies require stimulative monetary policies to generate sustainable demand growth, and if achieved, we expect a coordinated global recovery to emerge as we move into 2004.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis President and Chief Executive Officer Evergreen Investment Company, Inc.	Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

George R. McNeill
Customized Fixed Income
Team Lead Manager

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)

Portfolio inception date: 12/15/1993

Class inception date	Class I 12/15/1993	Class IS 12/15/1993

6-month return	17.23%	17.07%
Average annual return
1 year	30.64%	30.28%
5 year	7.63%	7.40%
Since portfolio inception	5.98%	5.74%

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in Evergreen International Bond Fund Class I shares,(1) versus a similar investment in the J.P. Morgan Global Government Index Excluding U.S. (JPMGXUS) and the Consumer Price Index (CPI).

The JPMGXUS is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

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(1)  Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I shares prior to 8/31/1998 is based on the performance of Class Y of the fund’s predecessor fund, CoreFund Global Bond Fund. Historical performance shown for Class IS prior to 8/31/1998 is based on the performance of Class A of the fund’s predecessor fund and reflects the same 0.25% 12b-1 fee applicable to Class IS. Class I does not pay a 12b-1 fee. Returns reflect expense limits previously in effect, without which returns would have been lower.

(2)  Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2003.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

All data is as of April 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (Unaudited)										Year Ended June 30, 1998(3)
			Year Ended October 31,			Year Ended September 30,

CLASS I			2002	2001(1)		2001	2000	1999	1998(2,3,4)

Net asset value, beginning of period	$9.14		$8.61	$8.43		$8.17	$9.51	$9.52	$9.32		$9.54

Income from investment operations
Net investment income	0.22		0.48	0.04		0.42	0.43	0.40	0.11		0.47
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.34		0.45	0.14		0.37	(1.21)	(0.03)	0.22		(0.06)

Total from investment operations	1.56		0.93	0.18		0.79	(0.78)	0.37	0.33		0.41

Distributions to shareholders from
Net investment income	(0.27)		(0.40)	0		(0.53)	(0.56)	(0.38)	(0.13)		(0.63)

Net asset value, end of period	$10.43		$9.14	$8.61		$8.43	$8.17	$9.51	$9.52		$9.32

Total return	17.23%		11.11%	2.14%		9.90%	(4.87%)	3.96%	3.56%		4.42

Ratios and supplemental data
Net assets, end of period (thousands)	$95,640		$67,487	$65,582		$64,824	$71,910	$55,258	$46,607		$36,722
Ratios to average net assets
Expenses(5)	0.87	%(6)	0.74%	0.67	%(6)	0.71%	0.70%	0.69%	0.76	%(6)	0.81%
Net investment income	5.16	%(6)	5.55%	5.30	%(6)	5.03%	4.52%	4.18%	4.89	%(6)	4.90%
Portfolio turnover rate	16%		54%	0%		66%	64%	158%	3%		46%

(1)

For the one month ended October 31, 2001. The fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.

(2)

For the three months ended September 30, 1998. The fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.

(3)

Effective at the close of business on August 28, 1998, CoreFund Global Bond Fund exchanged substantially all of its net assets for shares of Evergreen International Bond Fund. CoreFund Global Bond Fund is the accounting and performance survivor and as such its basis of accounting for assets and liabilities and its operating results for the periods prior to August 31, 1998 have been carried forward in these financial highlights.

(4)

Net investment income per share is based on average shares outstanding during the period.

(5)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(6)

Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)
			Year Ended October 31,			Year Ended September 30,					Year Ended June 30, 1998(3)

CLASS IS			2002	2001(1)		2001	2000	1999	1998(2,3,4)

Net asset value, beginning of period	$9.16		$8.63	$8.45		$8.17	$9.50	$9.51	$9.30		$9.52

Income from investment operations
Net investment income	0.16		0.44	0.08		0.42	0.33	0.38	0.11		0.40
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.39		0.47	0.10		0.36	(1.13)	(0.03)	0.23		(0.01)

Total from investment operations	1.55		0.91	0.18		0.78	(0.80)	0.35	0.34		0.39

Distributions to shareholders from
Net investment income	(0.27)		(0.38)	0		(0.50)	(0.53)	(0.36)	(0.13)		(0.61)

Net asset value, end of period	$10.44		$9.16	$8.63		$8.45	$8.17	$9.50	$9.51		$9.30

Total return	17.07%		10.81%	2.13%		9.66%	(8.67%)	3.74%	3.61%		4.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,946		$133	$204		$175	$159	$238	$129		$198
Ratios to average net assets
Expenses(5)	1.13	%(6)	0.98%	0.93	%(6)	0.96%	0.95%	0.95%	1.00	%(6)	1.06%
Net investment income	4.89	%(6)	5.29%	5.07	%(6)	4.80%	4.26%	3.85%	4.65	%(6)	4.65%
Portfolio turnover rate	16%		54%	0%		66%	64%	158%	3%		46%

(1)

For the one month ended October 31, 2001. The fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.

(2)

For the three months ended September 30, 1998. The fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.

(3)

Effective at the close of business on August 28, 1998, CoreFund Global Bond Fund exchanged substantially all of its net assets for shares of Evergreen International Bond Fund. CoreFund Global Bond Fund is the accounting and performance survivor and as such its basis of accounting for assets and liabilities and its operating results for the periods prior to August 31, 1998 have been carried forward in these financial highlights.

(4)

Net investment income per share is based on average shares outstanding during the period.

(5)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(6)

Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

	Credit Rating ^	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 41.8%
CONSUMER DISCRETIONARY 4.7%

Automobiles 2.5%
Renault S.A., 6.125%, 06/26/2009, EUR	BBB	$2,000,000	$2,427,620

Media 1.1%
WPP Group Plc, 6.00%, 06/18/2008, EUR	Baa2	1,000,000	1,132,636

Multi-line Retail 1.1%
Levi Strauss & Co., 11.625%, 01/15/2008, EUR	B+	500,000	475,193
Woolworths Group Plc, 8.75%, 11/15/2006, GBP	BB	350,000	574,678

			1,049,871

CONSUMER STAPLES 1.6%
Beverages 0.5%
Canandaigua Brands, Inc., 8.50%, 11/15/2009, GBP	BB	275,000	464,906

Food & Drug Retailing 0.4%
The Big Food Group, 9.75%, 06/30/2012, GBP	BB-	250,000	357,499

Tobacco 0.7%
Gallaher Group Plc, 5.875%, 08/06/2008, EUR	BBB	600,767	716,488

ENERGY 1.9%
Energy Equipment & Services 1.9%
Schlumberger Industries, 5.25%, 10/03/2008, EUR	A+	1,600,000	1,898,087

FINANCIALS 17.2%
Banks 2.9%
Lloyds Bank Plc, 4.75%, 03/18/2011, EUR	AA-	2,470,000	2,850,911

Diversified Financials 13.8%
ABB International Finance, 5.25%, 03/08/2004, EUR	Aa3	750,000	799,036
Corp Andina De Fom, 7.625%, 12/06/2010, GBP	A	536,000	888,223
Eksportfinans AS, 6.875%, 02/09/2004, SEK	AA+	2,500,000	312,530
Goldman Sachs Gp, 5.125%, 04/24/2013, EUR	A+	1,300,000	1,477,368
Helaba Finance BV, 3.875%, 03/03/2004, SEK	AAA	7,000,000	857,990
Household Financial Corp., 5.125%, 06/24/2009, EUR	AAA	3,212,000	3,730,324
Principal Financial Group, Inc., 6.25%, 01/31/2008, AUD	A2	2,000,000	1,283,187
Rhm Finance, 11.50%, 02/28/2011, GBP	AA	400,000	547,046
Siemens Financier, 5.50%, 03/12/2007, EUR	AA-	3,000,000	3,583,310

			13,479,014

Insurance 0.5%
Generali Finance BV, 4.75%, 05/12/2014, EUR	AA-	376,000	421,037

INDUSTRIALS 7.0%
Commercial Services & Supplies 2.7%
Agbar International, 6.00%, 11/12/2009, EUR	AA-	2,000,000	2,457,422
Britax Group Plc, 11.25%, 05/15/2011, EUR	B-	200,000	150,049

			2,607,471

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
INDUSTRIALS continued
Construction & Engineering 1.9%
Britannia Building Society, 8.875%, 09/30/2011, GBP	A3	$1,000,000	$1,809,570

Industrial Conglomerates 2.0%
Fki Plc, 6.625%, 02/22/2010, EUR	BBB+	500,000	531,601
Tyco International, Ltd., 5.50%, 11/19/2008, EUR	Baa1	1,400,000	1,445,357

			1,976,958

Transportation Infrastructure 0.4%
Stagecoach Holdings Plc, 6.00%, 11/24/2004, EUR	BBB-	353,000	386,717

INFORMATION TECHNOLOGY 0.9%
Office Electronics 0.9%
Xerox Capital, 5.25%, 12/03/2004, EUR	Ba1	800,000	876,725

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
Deutsche Telekom AG, 7.125%, 06/15/2005, GBP	BBB+	1,140,000	1,919,641

UTILITIES 6.5%
Electric Utilities 5.9%
Electricidade De Portugal, 6.40%, 10/29/2009, EUR	A+	2,260,000	2,803,603
Endesa Bv, 5.375%, 02/21/2013, EUR	A	1,300,000	1,491,977
NGG Finance Plc, 6.125%, 08/23/2011, EUR	A-	1,200,000	1,457,846

			5,753,426

Water Utilities 0.6%
Vivendi Environment, 5.875%, 06/27/2008, EUR	BBB	500,000	600,113

Total Foreign Bonds-Corporate			40,728,690

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 35.0%
Canada, 6.00%, 06/01/2011, CAD	AAA	5,050,000	3,794,543
Chile, 5.125%, 07/25/2005, EUR	A-	500,000	577,778
Colombia, 11.375%, 01/31/2008, EUR	BB	500,000	622,223
France, 7.50%, 04/25/2005, EUR	AAA	2,800,000	3,425,279
Germany, 5.50%, 01/04/2031, EUR	AAA	1,000,000	1,217,611
Hungary, 8.50%, 11/24/2003, HUF	A1	425,000,000	1,955,532
Kingdom of Sweden, 5.25%, 03/15/2011, SEK	AAA	35,300,000	4,512,036
Lithuania, 6.625%, 02/20/2008, EUR	BBB+	650,000	816,812
Mexico, 7.375%, 03/13/2008, EUR	BBB-	500,000	622,922
Netherlands:
3.75%, 07/15/2009, EUR	AAA	1,000,000	1,129,495
5.50%, 01/15/2028, EUR	AAA	2,100,000	2,562,150
New Zealand, 6.00%, 11/15/2011, NZD	AAA	6,900,000	3,898,180
Philippines, 9.125%, 02/22/2010, EUR	BB+	1,000,000	1,116,423
Poland, 8.50%, 02/12/2005, PLN	A	10,000,000	2,769,390
Romania, 10.625%, 06/27/2008, EUR	BB-	1,000,000	1,348,541

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
South Africa, 7.00%, 04/10/2008, EUR	BBB-	$630,000	$770,652
Sweden, 5.00%, 01/28/2009, SEK	AA+	2,085,000	2,507,749
Ukraine, 10.00%, 03/15/2007, EUR	B2	448,002	542,161

Total Foreign Bonds-Government			34,189,477

YANKEE OBLIGATIONS-CORPORATE 8.4%
CONSUMER STAPLES 2.4%
Food & Drug Retailing 1.9%
Tesco Plc:
4.75%, 04/13/2010	A+	500,000	577,806
7.50%, 07/30/2007	AA	680,000	1,209,679

			1,787,485

Tobacco 0.5%
Rothmans Nederland Holdings BV, 6.625%, 05/06/2008	A	500,000	500,044

FINANCIALS 1.4%
Banks 0.5%
Kfw International Finance, Inc., 4.00%, 12/07/2006	AA	500,000	501,200

Diversified Financials 0.9%
Credit Suisse Finance Boston BV, FRN 5.50%, 08/25/2003	A	150,000	150,510
Ford Motor Credit Co., 8.00%, 06/06/2003	BBB	200,000	200,630
Hutchison Whampoa Finance, Ltd.:
6.95%, 08/01/2007 144A	A	100,000	111,472
6.95%, 08/01/2007	A3	400,000	444,400

			907,012

MATERIALS 0.5%
Containers & Packaging 0.5%
Sea Containers, Ltd., 10.75%, 10/15/2006	B	650,000	529,750

TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 3.5%
British Telecom Plc, 7.00%, 05/23/2007	A-	500,000	559,317
France Telecom, 7.00%, 11/10/2005	BBB-	1,115,000	1,880,253
TPSA Finance BV:
7.125%, 12/10/2003 144A	BBB	450,000	449,905
7.75%, 12/10/2008	BBB	500,000	549,500

			3,438,975

Wireless Telecommunications Services 0.6%
SK Telecom , Ltd., 7.75%, 04/29/2004	A-	500,000	525,237

Total Yankee Obligations-Corporate			8,189,703

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

YANKEE OBLIGATIONS-GOVERNMENT 3.7%
Egypt, 8.75%, 07/11/2011	BB+	$500,000	$570,500
Korea, 8.875%, 04/15/2008	A-	1,000,000	1,226,250
Malaysia, 7.50%, 07/15/2011	BBB+	500,000	587,750
Qatar, 9.75%, 06/15/2030	BBB+	500,000	656,750
Russia, 10.00%, 06/26/2007	BB	500,000	597,500

Total Yankee Obligations-Government			3,638,750

SHORT-TERM INVESTMENTS 3.6%
TIME DEPOSITS 3.6%
State Street Bank Euro Time Deposit		3,500,000	3,500,000

Total Investments (cost $77,776,517) 92.5%			90,246,620
Other Assets and Liabilities 7.5%			7,338,526

Net Assets 100.0%			$97,585,146

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

^

Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Notes
GBP	Pound Sterling
HUF	Hungarian Forint
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

At April 30, 2003, the Fund held investments in the following countries:

	Market Value	Percentage of Total Investments

Netherlands	$13,615,558	15.1%
France	13,082,262	14.5%
United Kingdom	12,089,554	13.4%
United States	10,378,172	11.5%
Sweden	7,019,785	7.8%
New Zealand	3,898,180	4.3%
Canada	3,794,543	4.2%
Portugal	2,803,603	3.1%
Poland	2,769,390	3.1%
Germany	2,427,290	2.7%
Hungary	1,955,532	2.2%
South Korea	1,751,487	1.9%
Luxembourg	1,445,357	1.6%
Romania	1,348,541	1.5%
Australia	1,283,187	1.4%
Philippines	1,116,423	1.2%
Cayman Island	1,102,918	1.2%
Venezuela	888,223	1.0%
Lithuania	816,812	0.9%
Netherland Antilles	799,037	0.9%
South Africa	770,652	0.9%
Qatar	656,750	0.7%
Mexico	622,922	0.7%
Colombia	622,223	0.7%
Russia	597,500	0.7%
Malaysia	587,750	0.7%
Chile	577,778	0.6%
Egypt	570,500	0.6%
Ukraine	542,161	0.6%
Norway	312,530	0.3%

	$90,246,620	100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (unaudited)

ASSETS
Identified cost of securities	$77,776,517
Net unrealized gains on securities	12,470,103

Market value of securities	90,246,620
Cash	1,976,030
Foreign currency, at value (cost $1,180,264)	1,196,781
Receivable for Fund shares sold	2,207,061
Interest receivable	2,030,827
Unrealized gains on forward foreign currency exchange contracts	222,555
Prepaid expenses and other assets	84,279

Total assets	97,964,153

LIABILITIES
Unrealized losses on forward foreign currency exchange contracts	349,504
Advisory fee payable	1,350
Due to other related parties	260
Accrued expenses and other liabilities	27,893

Total liabilities	379,007

Net assets	$97,585,146

Net assets represented by
Paid-in capital	$83,456,173
Undistributed net investment income	1,182,784
Accumulated net realized gains on securities and foreign currency related transactions	507,072
Net unrealized gains on securities and foreign currency related transactions	12,439,117

Total net assets	$97,585,146

Net assets consists of
Class I	$95,639,639
Class IS	1,945,507

Total net assets	$97,585,146

Shares outstanding
Class I	9,166,851
Class IS	186,352

Net asset value per share
Class I	$10.43
Class IS	$10.44

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $145)	$2,407,946

Expenses
Advisory fee	208,451
Distribution Plan expenses	744
Administrative services fee	40,087
Transfer agent fees	1,249
Trustees’ fees and expenses	577
Printing and postage expenses	13,402
Custodian fee	48,723
Registration and filing fees	22,222
Professional fees	11,282
Other	1,093

Total expenses	347,830
Less: Expense reductions	(6,349)

Net expenses	341,481

Net investment income	2,066,465

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	(80,443)
Foreign currency related transactions	722,100

Net realized gains on securities and foreign currency related transactions	641,657
Net change in unrealized gains or losses on securities and foreign currency related transactions	9,755,334

Net realized and unrealized gains or losses on securities and foreign currency related transactions	10,396,991

Net increase in net assets resulting from operations	$12,463,456

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2003 (unaudited)		Year Ended October 31, 2002

Operations
Net investment income		$2,066,465		$3,467,484
Net realized gains on securities and foreign currency related transactions		641,657		750,062
Net change in unrealized gains or losses on securities and foreign currency related transactions		9,755,334		2,420,279

Net increase in net assets resulting from operations		12,463,456		6,637,825

Distributions to shareholders from
Net investment income
Class I		(2,219,017)		(2,859,268)
Class IS		(18,090)		(6,305)

Total distributions to shareholders		(2,237,107)		(2,865,573)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	2,070,600	20,830,488	307,504	2,697,135
Class IS	223,719	2,275,157	46,632	410,979

		23,105,645		3,108,114

Net asset value of shares issued in reinvestment of distributions
Class I	186,798	1,860,674	303,261	2,642,713
Class IS	572	5,751	641	5,635

		1,866,425		2,648,348

Payment for shares redeemed
Class I	(472,245)	(4,710,058)	(842,617)	(7,205,573)
Class IS	(52,496)	(523,738)	(56,339)	(488,823)

		(5,233,796)		(7,694,396)

Net increase (decrease) in net assets resulting from capital share transactions		19,738,274		(1,937,934)

Total increase in net assets		29,964,623		1,834,318
Net assets
Beginning of period		67,620,523		65,786,205

End of period		$97,585,146		$67,620,523

Undistributed net investment income		$1,182,784		$1,353,426

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.   ORGANIZATION

Evergreen International Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c.  Foreign currency contracts

A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d.  Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f.  Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g.  Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.52% of the Fund’s average daily net assets.

First International Advisors, Ltd., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4.  DISTRIBUTION PLAN

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $23,986,521 and $11,509,971, respectively, for the six months ended April 30, 2003.

At April 30, 2003, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S.Value at April 30, 2003	In Exchange for U.S.$	Unrealized Gain

06/23/2003	7,376,320 AUD	$4,595,906	$4,374,528	$221,378
06/23/2003	519,642,250 JPY	4,372,326	4,371,149	1,177

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S.Value at April 30, 2003	In Exchange for U.S.$	Unrealized Loss

06/23/2003	4,150,000 EUR	$4,631,280	$4,371,149	$260,131
06/23/2003	2,800,000 GBP	4,463,901	4,374,528	89,373

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $77,776,517. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,647,922 and $177,819, respectively, with a net unrealized appreciation of $12,470,103.

6.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Funds to borrow from, or lend money to other participating funds. During the six months ended April 30, 2003, the Fund did not participate in the interfund lending program.

7.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $6,349 which represents 0.02% of its average daily net assets.

8.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During six months ended April 30, 2003, the Fund had no borrowing under this agreement.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI-STEEL–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (new business development/ consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

William M. Ennis(3) President DOB: 6/26/1960 Term of office since:1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since:1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt(5) Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998

Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft(5) Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

(2)

Mr. Wagoner is an “interested person”of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

(5)

The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*  As of April 30, 2003

Visit us online at EvergreenInvestments.com

F O R  M O R E  I N F O R M A T I O N
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566678 6/2003

Evergreen Investments(TM)

            MUTUAL FUNDS

Evergreen Investments
200  Berkeley Street
Boston, MA 02116-5034

Item 2 - Code of Ethics
Not applicable.
Item 3 - Audit Committee Financial Expert
Not applicable.
Items 4 -8 [Reserved]
Not applicable.
Item 9 - Controls and Procedures
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits
(a)	Not applicable.
(b)(1)	Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	Dennis H. Ferro, Principal Executive Officer/President
Date: June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	Dennis H. Ferro, Principal Executive Officer/President
Date: June 30, 2003
By:	Carol A. Kosel Principal Financial Officer/Treasurer
Date: June 30, 2003